                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   11/30

Date of reporting period:   8/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN HIGH YIELD MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                                                         COUPON         MATURITY       VALUE
         MUNICIPAL BONDS    98.7%
         ALABAMA    1.2%
$ 1,000  Alabama Spl Care Fac Fin Auth Methodist Home for the Aging                          6.300 %        06/01/24   $    880,030
  4,500  Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City Fiber Co (AMT)              6.450          12/01/23      4,522,590
  8,055  Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City Fiber Co (AMT)
         (GTY AGMT: Boise Cascade Corp.)                                                     6.450          12/01/23      8,095,436
  4,000  Colbert Cnty Northwest Auth Hlth Care Fac                                           5.750          06/01/27      3,843,280
  3,280  Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj
         Ser A Rfdg (AMT)                                                                    5.800          05/01/22      3,398,769
  7,000  Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Ser B (AMT)         6.250          08/01/25      7,333,060
  1,235  Courtland, AL Indl Dev Brd Solid Waste Disp Champion Intl Corp Proj Rfdg (AMT)      6.000          08/01/29      1,265,430
  2,460  Huntsville Carlton Cove, AL Carlton Cove Inc Proj Ser A                             8.000          11/15/19      1,476,000
  5,000  Huntsville Carlton Cove, AL Carlton Cove Inc Proj Ser A                             8.125          11/15/31      3,000,000
  4,000  Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Ser A                             8.125          12/01/26      3,993,080
  7,500  Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Ser A                             8.250          12/01/32      7,477,275
  1,250  Phenix Cnty, AL Environmental Impt Rev Rfdg (AMT)                                   6.350          05/15/35      1,309,487
                                                                                                                       -------------
                                                                                                                         46,594,437
                                                                                                                       -------------

         ALASKA    0.3%
    830  Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)                         5.800          01/01/18        744,145
  3,545  Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)                         5.875          01/01/32      2,964,613
  2,000  Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport (AMT)
         (Acquired 05/17/01, Cost $2,000,000) (a)                                            8.125          05/01/31      2,072,720
  7,900  Juneau, AK City & Boro Nonrecourse Saint Ann's Care Ctr Proj                        6.875          12/01/25      7,093,568
                                                                                                                       -------------
                                                                                                                         12,875,046
                                                                                                                       -------------

         ARIZONA    3.6%
  1,415  Arizona Hlth Fac Auth Hosp John C Lincoln Hlth Network                              6.375          12/01/37      1,473,991
  5,000  Arizona Hlth Fac Auth Rev Terraces Proj Ser A                                       7.500          11/15/23      5,059,950
  9,000  Arizona Hlth Fac Auth Rev Terraces Proj Ser A                                       7.750          11/15/33      9,168,300
  3,000  Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Ser A               7.125          12/01/24      3,047,130
  6,850  Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Ser A Rfdg          7.250          12/01/19      7,238,806
  6,750  Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Ser A Rfdg          7.625          12/01/29      7,116,457
  1,090  Casa Grande, AZ Indl Dev Auth Hosp Rev Rfdg                                         8.250          12/01/15        906,662
  3,000  Cochise Cnty, AZ Indl Dev Auth Sierra Vista Regl Hlth Ctr Proj                      7.750          12/01/30      3,262,620
  1,475  Coconino Cnty, AZ Pollutn Ctl Corp Rev Tucson Elec Pwr Navajo Ser A (AMT)           7.125          10/01/32      1,528,410
  6,000  Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj                      7.500          03/01/35      6,409,140
  7,540  Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Ser A                     6.200          09/01/28      7,210,653
  1,000  Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn Cmnty Proj                   6.300          09/01/38        953,960
  1,465  Maricopa Cnty, AZ Indl Dev Auth Horizon Cmnty Learning Ctr Proj                     7.125          06/01/10      1,521,285
  1,250  Maricopa Cnty, AZ Indl Dev Auth Horizon Cmnty Learning Ctr Proj                     7.950          06/01/23      1,318,212
  5,500  Maricopa Cnty, AZ Indl Dev Auth Multi-Family Hsg Rev Natl Hlth Fac II
         Proj Ser B (Acquired 01/05/98, Cost $5,500,000) (a)                                 6.625          07/01/33      4,152,170
  3,000  Maricopa Cnty, AZ Indl Dev Christian Care Mesa Inc Proj Ser A                       7.750          04/01/15      3,129,030
 11,745  Maricopa Cnty, AZ Indl Dev Christian Care Mesa Inc Proj Ser A                       7.875          04/01/27     12,094,766
  4,000  Maricopa Cnty, AZ Pollutn Ctl El Paso Elec Ser A Rfdg                               6.375          08/01/15      4,121,400
  5,200  Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Ser A Rfdg                           6.375          08/15/29      4,966,000
  3,500  Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Ser A Rfdg                           6.500          08/15/31      3,391,885
    800  Phoenix, AZ Indl Dev Auth Arpt Fac Rev America West Airl Inc Proj (AMT)             6.250          06/01/19        606,656
  4,000  Pima Cnty, AZ Indl Dev Auth Dev Radisson City Ctr Proj Rfdg
         (Acquired 03/28/02, Cost $4,000,000) (a)                                            7.000          12/02/12      3,939,280
  2,905  Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur Charter Sch Proj                       7.750          08/01/33      2,937,710
  3,030  Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Dist                      7.500          11/01/33      3,090,358
  4,345  Pima Cnty, AZ Indl Dev Auth Fac Rev Desert Heights Charter Sch                      7.500          08/01/33      4,394,576
  3,500  Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch Proj                          7.500          02/01/34      3,541,125
  6,750  Pima Cnty, AZ Indl Dev Auth Rev La Posada at Park Ctr Ser A                         7.000          05/15/27      6,853,815
  1,000  Pima Cnty, AZ Indl Dev Auth Ser A                                                   7.250          11/15/18        621,990
  1,500  Pima Cnty, AZ Indl Dev Auth Ser A                                                   8.250          11/15/22        932,805
  1,165  Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev                               6.500          12/01/12      1,260,157
  1,035  Scottsdale, AZ Indl Dev Auth Rev First Mtg Westminster Vlg Rfdg
         (Prerefunded @ 06/01/05)                                                            8.000          06/01/11      1,102,710
  2,000  Scottsdale, AZ Indl Dev Auth Rev First Mtg Westminster Vlg Ser A Rfdg
         (Prerefunded @ 06/01/05)                                                            8.250          06/01/15      2,134,460
  3,897  Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 2                            7.125          07/01/27      3,967,925
  2,845  Tucson, AZ Indl Dev Auth Rev Clarion Santa Rita Hotel Ser A Rfdg
         (Acquired 11/3/1998, 05/16/02, Cost $2,740,020) (a)                                 6.375          12/01/16      2,521,609
  3,235  Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living Ser A (AMT)                   6.500          07/01/31      2,836,254
  7,600  Verrado Cmnty Fac Dist No 1 AZ                                                      6.500          07/15/27      7,870,484

  4,000  Vistancia Cmnty Fac Dist AZ                                                         6.750          07/15/22      4,118,720
  4,000  Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev Yavapai Regl Med Ctr Ser A              6.000          08/01/33      4,092,560
                                                                                                                       -------------
                                                                                                                        144,894,021
                                                                                                                       -------------

         ARKANSAS    0.1%
  3,115  Jackson Cnty, AR Hlthcare Fac Brd First Mtg Hosp Rev Newport
         Hosp & Clinic Inc                                                                   7.375          11/01/11      3,122,787
                                                                                                                       -------------

         CALIFORNIA    6.3%
  1,110  Abag Fin Auth For Nonprofit Corps CA Ctf Part                                       6.375          11/15/15      1,161,315
  3,455  Abag Fin Auth For Nonprofit Corps CA Ctf Part                                       6.375          11/15/28      3,497,047
  1,000  Abag Fin Auth Nonprofit Corp CA American Baptist Homes Ser A Rfdg                   5.850          10/01/27        927,720
  3,200  Abag Fin Auth Nonprofit Corp CA American Baptist Homes Ser A Rfdg                   6.200          10/01/27      3,108,128
  4,650  Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty Fac Dist No 2002-1
         (LOC: American Express Co.)                                                         6.500          09/01/33      4,719,936
  5,000  Beaumont, CA Fin Auth Loc Agy Rev Ser A                                             7.000          09/01/33      5,268,650
  1,500  Brentwood, CA Infrastructure CIFP 2004-1                                            5.875          09/02/34      1,510,275
  1,210  California Ed Fac Auth Rev Pacific Graduate Sch of Psych                            7.600          11/01/21      1,279,648
  2,135  California Ed Fac Auth Rev Pacific Graduate Sch of Psych
         (Acquired 06/07/96, Cost $2,135,000) (a)                                            8.000          11/01/21      2,253,151
  7,000  California Hlth Fac Fin Auth Rev Hlth Fac Adventist Hlth Sys Ser A                  5.000          03/01/33      6,931,750
  2,570  California St                                                                       5.250          09/01/26      2,654,424
 10,000  California St                                                                       5.125          02/01/27     10,262,600
  5,000  California St                                                                       5.250          02/01/29      5,159,300
  5,000  California St                                                                       5.000          02/01/33      5,037,350
  2,935  California Statewide Cmnty Dev Auth Multi-Family Rev Hsg Heritage
         Pointe Sr Apt Ser QQ (AMT) (Acquired 02/19/02, Cost $2,952,600) (a)                 7.500          10/01/26      2,856,195
  4,000  California Statewide Cmnty Dev Auth Rev Elder Care Alliance Ser A                   8.000          11/15/22      3,980,280
  2,000  California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ                    6.500          10/01/23      1,975,120
  2,500  California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ                    6.625          10/01/33      2,462,100
  5,000  California Statewide Cmnty Dev Auth Rev San Francisco Art Institute
         (Acquired 07/05/02, Cost $5,000,000) (a)                                            7.375          04/01/32      5,030,200
  5,500  California Statewide Cmnty Dev Auth Rev Thomas Jefferson Sch of Law                 7.750          10/01/31      5,863,495
  3,220  California Statewide Cmnty Hosp Napa Vly Proj Ser A                                 7.000          01/01/34      3,285,591
  2,000  California Statewide Cmnty Insd Hlth Fac LA Jewish Home (CA MTG Insd)               5.500          11/15/33      2,082,640
  2,850  Contra Costa Cnty, CA Multi-Family Hsg Rev (AMT) (Acquired 06/08/99,
         Cost $2,850,000) (a)                                                                6.750          12/01/30      2,806,566
  1,500  Folsom, CA Spl Tax Cmnty Fac Dist No 7 Rfdg (Prerefunded @ 09/01/04)                7.250          09/01/21      1,530,000
  1,950  Fontana, CA Spl Tax Cmnty Fac Dist No 11 Ser B                                      6.500          09/01/28      2,034,298
  3,695  Fontana, CA Spl Tax Cmnty Facs Dist No 22 Sierra                                    5.850          09/01/25      3,707,489
  3,000  Fontana, CA Spl Tax Cmnty Facs Dist No 22 Sierra                                    6.000          09/01/34      3,023,550
  1,350  Healdsburg, CA Ctf Part Nuestro Hosp Inc (Acquired 11/03/98,
         Cost $1,329,475) (a) (b) (c)                                                        6.375          11/01/28         23,625
    450  Healdsburg, CA Ctf Part Nuestro Hosp Inc (Acquired 11/13/98,
         Cost $450,000) (a) (b) (c)                                                          6.250          11/01/08          7,875
  1,000  Imperial Beach, CA Pub Palm Ave Coml Redev Proj Ser A                               5.850          06/01/28        987,890
  3,000  Imperial Beach, CA Pub Palm Ave Coml Redev Proj Ser A                               6.000          06/01/33      3,064,770
    900  Indio, CA Pub Fin Auth Rev Tax Increment (Prerefunded @ 08/15/06)                   6.500          08/15/27        975,132
  1,500  Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area Ser B                            6.375          08/15/33      1,535,445
  1,000  Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area Ser B                            6.500          08/15/34      1,026,110
  1,000  Irvine, CA Impt Bd Act 1915 Assmt Dist No 00 18 Grp 4                               5.375          09/02/26      1,002,300
  1,500  Irvine, CA Impt Bd Act 1915 Assmt Dist No 03 19 Grp 2                               5.500          09/02/29      1,504,005
  4,000  Jurupa, CA Cmnty Svcs Dist Spl Cmnty Facs Dist No 4 Ser A (d)                       5.700          09/01/34      4,001,520
  3,500  La Verne, CA Ctf Part Brethren Hillcrest Homes Ser B                                6.625          02/15/25      3,563,210
  2,345  Lake Elsinore, CA Pub Fin Auth Loc Agy Rev Ser F                                    7.100          09/01/20      2,503,663
  2,500  Lincoln, CA Spl Tax Cmnty Facs Dist No 2003 Ser 1                                   6.000          09/01/34      2,541,250
  1,000  Los Angeles, CA Cmnty Fac Dist Spl Tax No 3 Cascades Business Pk                    6.400          09/01/22      1,049,430
  7,685  Los Angeles, CA Regl Arpt Fac Sublease Intl Arpt Rfdg                               6.350          11/01/25      5,265,224
  3,250  Los Angeles, CA Regl Arpt Impt Corp Lease Rev Fac Sublease
         LA Intl Ser A-1 Rfdg                                                                7.125          12/01/24      2,733,055
  3,000  Los Angeles, CA Regl Arpt Impt Corp Lease Rev Ser C (AMT)                           7.000          12/01/12      2,579,490
 29,200  Los Angeles, CA Regl Arpt Impt Corp Lease Rev Ser C (AMT)                           7.500          12/01/24     25,184,416
  5,500  Los Angeles, CA Regl Arpt Lease Fac Sublease Continental Airl (AMT)                 9.250          08/01/24      5,493,730
  9,000  Los Angeles, CA Rites PA 1270 (Inverse Fltg) (Acquired 08/09/04,
         Cost $10,292,580) (MBIA Insd) (a) (e)                                               8.209          03/01/12     10,775,340
  6,750  Millbrae, CA Residential Fac Rev Magnolia of Millbrae Proj Ser A (AMT)              7.375          09/01/27      6,876,900
  1,000  Moreno Valley, CA Spl Tax Towngate Cmnty Fac Dist 87-1                              7.125          10/01/23      1,001,830
  2,000  Murrieta, CA Cmnty Facs Dist No 2 the Oaks Impt Area Ser B                          6.000          09/01/34      2,030,780
  3,645  Norco, CA Spl Tax Cmnty Fac Dist No 01-1                                            6.750          09/01/22      3,738,166
  1,000  Oakley, CA Pub Fin Auth Rev                                                         6.000          09/02/28      1,017,550
  1,000  Oakley, CA Pub Fin Auth Rev                                                         6.000          09/02/34      1,013,230
  4,000  Perris, CA Cmnty Fac Dist Spl Tax No 01-2 Ser A                                     6.375          09/01/32      4,067,960
  2,000  Perris, CA Pub Fin Auth Loc Agy Rev Ser D                                           7.875          09/01/25      2,079,760
  2,760  Reedley, CA Ctf Part                                                                7.500          10/01/26      2,791,878
  1,600  Sacramento, CA Spl Tax Cmnty Fac Dist No 97-1 Ser A                                 6.700          09/01/17      1,688,048
  1,990  Sacramento, CA Spl Tax Cmnty Fac Dist No 97-1 Ser A                                 6.750          09/01/27      2,089,341
  2,000  San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101                             6.600          09/01/27      2,016,300
  2,630  San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101                             6.650          09/01/32      2,651,934

  6,120  San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Ser A (AMT)                     6.400          12/01/41      5,819,080
 10,000  San Marcos, CA Pub Fac Auth Ser B                                                   6.200          09/01/35     10,016,300
  3,970  San Marcos, CA Pub Fac Auth Spl Tax Rev Ser A (Prerefunded @ 09/01/07)              6.450          09/01/34      4,020,776
  1,505  Simi Vly, CA Cmnty Dev Agy Coml Sycamore Plaza II Rfdg
         (Acquired 07/28/98, Cost $1,650,000) (a)                                            6.000          09/01/12      1,578,309
  7,000  Southern CA Logistics Arpt Auth Proj                                                6.250          12/01/33      6,985,160
  1,665  Torrance, CA Hosp Rev Torrrance Memorial Med Ctr Ser A                              5.500          06/01/31      1,717,264
  1,000  Upland, CA Cmnty Fac Dist 2003 San Antonio Impt 1 A                                 5.900          09/01/24      1,022,760
  1,500  Upland, CA Cmnty Fac Dist 2003 San Antonio Impt 1 A                                 6.000          09/01/34      1,521,330
  7,115  Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg                        6.250          10/01/28      7,364,808
  2,000  Vallejo, CA Ctf Part Touro Univ                                                     7.250          06/01/16      2,093,400
  4,000  Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist Ser A                           5.800          09/01/31      4,036,000
  1,060  Yuba City, CA Redev Agy Tax Hsg Set Aside Ser B                                     6.000          09/01/31      1,081,158
  1,880  Yuba City, CA Redev Agy Tax Hsg Set Aside Ser B                                     6.000          09/01/39      1,901,827
                                                                                                                       -------------
                                                                                                                        252,448,147
                                                                                                                       -------------

         COLORADO    3.2%
  2,175  Antelope Heights Met Dist CO                                                        8.000          12/01/23      2,182,852
  1,690  Arvada, CO Multi-Family Rev Hsg Arvada Nightingale Proj Rfdg (AMT)
         (Acquired 04/16/99, Cost $1,690,000) (a)                                            6.250          12/01/18      1,548,868
  1,845  Bradburn Met Dist No 3 CO                                                           7.500          12/01/33      1,895,774
  1,895  Briargate Ctr Business Impt Dist CO Ser A                                           7.450          12/01/32      1,912,661
  2,410  Briargate Ctr Business Impt Dist CO Spl Assmt Rev Impt Dist
         No 02-1 Ser B                                                                       7.400          12/01/27      2,432,509
  4,000  Bromley Pk Met Dist CO No 2                                                         8.050          12/01/32      4,044,880
  2,000  Bromley Pk Met Dist CO No 2 Ser B                                                   8.050          12/01/32      2,037,360
  4,855  Broomfield Vlg Met Dist No 2 CO Impt Rfdg                                           6.250          12/01/32      4,825,724
  4,835  Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy                    7.375          06/01/31      5,064,131
  2,500  Colorado Ed & Cultural Fac Auth Rev Charter Sch Platte Academy Ser A                7.250          03/01/32      2,571,900
  1,005  Colorado Ed & Cultural Fac Auth Rev Denver Acad Ser A Rfdg                          7.000          11/01/23      1,012,829
    810  Colorado Ed & Cultural Fac Auth Rev Denver Acad Ser A Rfdg                          7.125          11/01/28        816,496
  2,220  Colorado Ed & Cultural Fac Montessori Sch of Denver Proj                            7.500          06/01/22      2,268,063
  1,100  Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of
         Amer Ser A                                                                          6.000          07/01/29        979,451
  1,000  Colorado Hlth Fac Auth Rev Baptist Home Assn Ser A                                  6.250          08/15/13        885,120
  5,500  Colorado Hlth Fac Auth Rev Baptist Home Assn Ser A                                  6.375          08/15/24      4,395,160
  1,590  Colorado Hlth Fac Auth Rev Christian Living Campus Ser A                            6.850          01/01/15      1,607,554
  3,000  Colorado Hlth Fac Auth Rev Christian Living Campus Ser A Rfdg                       6.750          01/01/30      2,988,810
  1,000  Colorado Hlth Fac Auth Rev Evangelical Lutheran Ser A                               5.250          06/01/34        991,580
  4,250  Colorado Hlth Fac Auth Rev Impt Volunteers Ser A Rfdg                               5.875          07/01/28      3,757,042
    715  Colorado Hlth Fac Auth Rev Sr Living Fac Eaton Ter Ser A                            6.800          07/01/09        734,548
  3,250  Colorado Hlth Fac Auth Rev Sr Living Fac Eaton Ter Ser A                            7.250          07/01/22      3,297,645
    595  Colorado Hsg Fin Auth Single Family Pgm Sr B2 (AMT)                                 6.800          04/01/30        608,988
  3,000  Cottonwood Wtr & Santn Dist CO Ser A Rfdg                                           7.750          12/01/20      3,164,640
  2,750  Denver, CO Hlth & Hosp Auth Ser A Rfdg                                              6.250          12/01/33      2,882,220
  1,600  Eagle Cnty, CO Air Term Corp Rev Arpt Term Proj (AMT)                               7.500          05/01/21      1,631,200
  1,555  Eagle Cnty, CO Air Term Corp Ser A (AMT)                                            7.000          05/01/21      1,510,947
  1,455  Eagle Cnty, CO Air Term Corp Ser A (AMT)                                            7.125          05/01/31      1,401,150
  2,930  Eagle Riverview Affordable Hsg Corp CO Multi-Family Rev Ser A                       6.300          07/01/29      3,076,705
  1,735  Eaglebend, CO Affordable Hsg Corp Multi-Family Rev Hsg Proj Ser A                   6.400          07/01/17      1,738,730
  1,500  Eaglebend, CO Affordable Hsg Corp Multi-Family Rev Hsg Proj Ser A                   6.450          07/01/21      1,485,420
  3,000  Elk Valley, CO Pub Impt Pub Impt Fee Ser A                                          7.350          09/01/31      3,141,000
  5,305  Fronterra Vlg Met Dist CO                                                           8.050          12/01/31      5,339,960
  4,500  La Plata Cnty, CO Rec Fac Rev Durango Mtn Resort Proj Ser A Rfdg                    6.875          02/01/12      4,522,005
  3,935  Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj Ser A (AMT) (h)                     7.000          10/01/18      2,257,391
    500  Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj Ser B (h)                           6.125          10/01/08        305,485
  7,000  Lake Creek Affordable Hsg Corp Hsg Proj Ser A Rfdg                                  6.250          12/01/23      6,458,900
  6,200  Montrose Cnty, CO Hlthcare Fac Rev Homestead at Montrose Ser A                      7.000          02/01/38      6,303,292
  4,185  Montrose, CO Mem Hosp Brd                                                           6.000          12/01/28      4,196,760
  3,000  Montrose, CO Mem Hosp Brd                                                           6.000          12/01/33      2,985,330
  2,750  North Range Met Dist No 1 CO (Acquired 12/07/01, Cost $2,670,361) (a)               7.250          12/15/31      2,772,522
  6,950  Rampart Range Met Dist No1 CO Rev Rampart Range Met Dist No 2 Proj                  7.750          12/01/26      7,231,336
  2,000  Rendezvous Residential Met Dist Co                                                  8.000          12/01/21      2,079,680
     58  Skyland Metro Dist CO Gunnison Cnty Rfdg                                            6.750          12/01/22         57,841
    750  Snowmass Village, CO Multi-Family Hsg Rev Ser A Rfdg                                8.000          09/01/14        750,292
  2,000  Southlands, CO Med Dist Met Dist No 1 (d)                                           7.125          12/01/34      1,997,220
    637  Tallyns Reach Met Dist No 2                                                         6.375          12/01/23        637,580
    925  Tallyns Reach Met Dist No 3                                                         6.625          12/01/23        925,823
  1,000  Tallyns Reach Met Dist No 3                                                         6.750          12/01/33      1,000,880
  5,000  Vista Ridge Met Dist CO                                                             7.500          12/01/31      5,139,700
                                                                                                                       -------------
                                                                                                                        127,853,954
                                                                                                                       -------------

         CONNECTICUT    0.4%
  3,405  Connecticut St Dev Auth First Mtg Gross Rev Hlthcare Proj The Elm Pk
         Baptist Inc Proj                                                                    5.850          12/01/33      3,468,673
  1,500  Connecticut St Dev Auth Indl Afco Cargo Bdl LLC Proj (AMT)                          8.000          04/01/30      1,566,090

    500  Connecticut St Dev Auth Mystic Marinelife Aquar Proj Ser A                          7.000          12/01/27        514,655
  3,660  Connecticut St Hlth & Ed Fac Auth Rev Saint Mary's Hosp Issue Ser E                 5.875          07/01/22      3,219,812
  3,000  Connecticut St Hlth & Ed Fac Auth Rev Windham Cmnty Mem Hosp Ser C                  6.000          07/01/20      2,658,900
  1,585  Greenwich, CT Hsg Auth Multi-Family Rev Hsg Greenwich Close Ser B                   7.500          09/01/27      1,553,585
  1,240  Manchester, CT Redev Agy Multi-Family Mtg Rev Bennet Hsg Dev Rfdg
         (Acquired 09/05/96, Cost $1,149,616) (a)                                            7.200          12/01/18      1,237,074
  2,653  New Britain, CT Hsg Auth Multi-Family Rev Hsg Franklin Square Manor
         Proj (AMT)                                                                          7.000          07/01/21      2,602,620
  1,220  New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal Energies (AMT)                      7.250          07/01/09      1,222,513
                                                                                                                       -------------
                                                                                                                         18,043,922
                                                                                                                       -------------

         DELAWARE    0.1%
  4,215  Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr Assoc
         Proj (AMT)                                                                          6.250          06/01/28      3,673,878
                                                                                                                       -------------

         DISTRICT OF COLUMBIA    0.1%
  1,545  District of Columbia Rev Methodist Home Issue                                       6.000          01/01/29      1,378,650
  2,060  Metropolitan Wash DC Arpts Audrivers Ser 404 (AMT) (Inverse Fltg)
         (Acquired 03/10/04, Cost $2,496,040) (FGIC Insd) (a)(e)                            15.535          10/01/11      2,179,192
                                                                                                                       -------------
                                                                                                                          3,557,842
                                                                                                                       -------------

         FLORIDA    11.6%
 10,300  Beacon Lakes, FL Cmnty Dev Ser A                                                    6.900          05/01/35     10,798,108
    500  Bellalago Ed Fac Benefits Ser A                                                     6.000          05/01/33        504,585
  2,000  Bluewaters Cmnty Dev Dist FL                                                        6.000          05/01/35      2,009,980
    822  Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev Ser A                                  7.500          05/01/19        839,722
    455  Bobcat Trail Cmnty, FL Dev Dist Cap Impt Rev Ser B                                  6.750          05/01/07        456,643
  3,000  Boca Raton, FL Hsg Auth Mtg Hsg Rev First Lien Banyan Place
         Sr Living Ser A                                                                     7.150          04/01/31      2,889,510
    910  Boca Raton, FL Hsg Auth Mtg Hsg Rev Second Lien Banyan Place Sr
         Living Ser B                                                                        8.700          10/01/32        918,390
  3,000  Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt                                     7.375          05/01/34      3,148,170
  5,000  Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt                                     7.500          05/01/34      5,285,000
  1,500  Brighton Lakes Cmnty Dev Dist Ser A                                                 6.125          05/01/35      1,495,725
  3,500  Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)                                      5.750          01/01/32      3,307,535
  2,500  Capital Tr Agy FL Rev Sub Orlando Proj (AMT)                                        6.750          01/01/32      2,353,275
  2,725  Championsgate Cmnty Dev Dist Ser A                                                  6.250          05/01/20      2,672,762
  2,465  Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg                                   6.250          08/15/23      2,565,104
  2,500  Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg                                   6.375          08/15/32      2,589,525
  2,400  Culter Cay, FL Cmnty Dev Dist                                                       6.300          05/01/34      2,451,144
  3,000  Double Branch Cmnty Dev Dist FL Spl Assmt Ser A                                     6.700          05/01/34      3,207,180
  9,250  Escambia Cnty, FL Environmental Impt Rev Ser A (AMT)                                5.750          11/01/27      9,370,805
 10,000  Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt Rev Ser A
         (Acquired 05/28/03, Cost $9,965,746) (a)                                            6.375          05/01/35     10,293,800
  3,720  Fishhawk Cmnty Dev Dist of FL Spl Assmt Rev (Prerefunded @ 05/01/06)                7.625          05/01/18      4,088,131
  2,000  Fleming Is Plantation Cmnty Ser B                                                   7.375          05/01/31      2,149,020
  4,500  Florida Hsg Fin Corp Multi-Family Hsg Whistlers Cove Apt Proj (AMT)                 6.500          01/01/39      3,796,650
  8,055  Florida Hsg Fin Corp Multi-Family Rev Mtg Cutler Glen & Meadows Ser U               6.500          10/01/33      8,070,143
  4,845  Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt Ser C (AMT)                            6.610          07/01/38      4,562,149
  9,325  Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt Ser G (AMT)                          6.600          07/01/38      8,740,975
 11,770  Florida Hsg Fin Corp Rev Hsg Westbrook Apt Ser U-1 (AMT)                            6.450          01/01/39     10,933,153
  5,910  Florida Hsg Fin Corp Rev Hsg Westchase Apt Ser B (AMT)                              6.610          07/01/38      5,161,676
    760  Fort Walton Beach, FL Indl Dev Rev First Mtg Ft Walton Beach
         Venture Proj (b)                                                                   10.500          12/01/16        430,350
  2,000  Greyhawk Landing Cmnty Dev Dist FL Spl Assmt Rev Ser A                              7.000          05/01/33      2,129,940
    240  Heritage Harbor Cmnty Dev Dist FL Rev Recntl                                        7.750          05/01/23        224,849
    850  Heritage Harbor Cmnty Dev Dist FL Rev Spl Assmt Ser A                               6.700          05/01/19        874,709
  3,000  Hialeah Gardens, FL Indl Dev Rev Waterford Convales Ctr Ser A Rfdg                  8.250          12/01/14      3,027,510
 11,500  Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser D                  5.375          11/15/35     11,669,970
  1,500  Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj Ser A (AMT)                 7.375          07/01/40      1,455,240
  5,180  Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp
         Proj Ser A Rfdg                                                                     5.250          10/01/24      5,170,210
  2,000  Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj Ser B              5.250          10/01/28      1,974,860
  5,200  Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj Ser B              5.250          10/01/34      5,155,436
  8,450  Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec Co Proj              5.500          10/01/23      8,434,705
  1,500  Homestead, FL Indl Dev Rev Brookwood Gardens Ctr Proj Ser A Rfdg                    8.250          12/01/14      1,515,720
  1,820  Islands at Doral FL                                                                 6.375          05/01/35      1,903,829
  2,000  Jea, FL Elec Sys Rev Ser 3 Ser A                                                    5.375          10/01/32      2,043,320
  2,560  Kendall Breeze Cmnty Dev Dist                                                       6.700          11/01/23      2,671,206
  3,190  Kendall Breeze Cmnty Dev Dist                                                       6.625          11/01/33      3,296,418
  1,065  Lake Bernadette, FL Cmnty Dev Dist Spl Assmt Rev Ser A                              8.000          05/01/17      1,090,794
  2,020  Lake Saint Charles, FL Cmnty Dev Dist Spl Assmt Rev                                 7.875          05/01/17      2,086,276
  8,895  Largo, FL Sun Coast Hlth Sys Rev Hosp Rfdg                                          6.300          03/01/20      8,548,540
    430  Lee Cnty, FL Indl Dev Auth Econ Rev Encore Nursing Ctr Part Rfdg                    8.125          12/01/07        435,900
  3,150  Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk Ser A               6.375          10/01/25      3,142,534
  6,000  Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk Ser A               6.750          10/01/32      6,138,000
  5,955  Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall Ser A Rfdg                   6.750          09/01/28      5,999,722
  2,945  Marshall Creek Cmnty Dev Dist FL Spl Assmt Ser A (Acquired 06/12/00,
         Cost $2,945,000) (a)                                                                7.650          05/01/32      3,225,158
    105  Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj                     5.375          11/15/18         97,778

  3,605  Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj                     5.375          11/15/28      3,170,597
  3,235  Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr Ser A                       6.125          11/15/11      3,337,905
  1,000  Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr Ser A                       6.700          11/15/19      1,035,030
  3,465  Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr Ser A                       6.800          11/15/31      3,584,127
  5,000  Miami Beach, FL Hlth Fac Hosp Mount Sinai Med Ctr FL Rfdg
         (Acquired 04/26/04, Cost $4,823,445) (a)                                            6.750          11/15/29      5,186,700
 18,000  Miami Dade Cnty, FL Sch Brd Ctf Ser D (FGIC Insd)                                   5.000          08/01/29     18,316,800
  3,480  Midtown Miami, FL Cmnty Dev Dist Pkg Garage Proj Ser A                              6.250          05/01/37      3,564,564
  6,520  Midtown Miami, FL Cmnty Dev Ser B                                                   6.500          05/01/37      6,710,514
  5,940  Miromar Lakes Cmnty Dev Dist Ser B                                                  7.250          05/01/12      6,265,334
  3,000  Mount Dora, FL Hlth Fac Auth Rev Waterman Vlg Proj Ser A                            6.750          08/15/25      2,947,140
  4,055  Mount Dora, FL Hlth Fac Auth Rev Waterman Vlg Proj Ser B                            7.125          08/15/21      4,054,757
  3,000  North Broward, FL Hosp Dist Rev Impt                                                6.000          01/15/31      3,149,880
  1,508  North Springs, FL Impt Dist Spl Assmt Rev                                           7.000          05/01/19      1,575,754
  2,405  Northern Palm Beach Cnty Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg            7.500          08/01/24      2,570,680
  2,500  Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16            7.000          08/01/32      2,617,100
  4,475  Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 2A            6.400          08/01/33      4,598,957
  1,500  Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 43            6.125          08/01/31      1,514,880
    140  Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Twr Rfdg               8.125          07/01/06        143,223
  2,035  Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Twr Rfdg               8.400          07/01/14      2,138,520
  3,325  Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Twr Rfdg               8.625          07/01/20      3,456,071
  5,000  Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Twr Rfdg               8.750          07/01/26      5,140,950
  1,000  Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys                           6.375          11/15/20      1,098,250
  2,000  Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys                           6.500          11/15/30      2,162,460
  4,000  Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl Hlthcare Sys Ser E                      6.000          10/01/26      4,188,000
    905  Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care                            6.500          04/01/12        844,881
  2,000  Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care                            6.600          04/01/24      1,748,260
  2,225  Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace Apt Proj Ser C                      7.375          04/01/28      2,355,496
  4,275  Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Governors Manor Apt F-4           7.250          10/01/31      4,288,851
    870  Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Davis Apt Proj F-1           7.250          10/01/31        872,819
    220  Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie
         Phase I Proj F-2                                                                    7.250          10/01/31        220,713
    875  Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie
         Phase II Proj F-3                                                                   7.250          10/01/31        877,835
    350  Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Mellonville Trace Apt F-5         7.250          10/01/31        351,134
  2,535  Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj Ser A
         (Acquired 06/19/95, 11/24/99, 03/31/00, Cost $2,550,979) (a)                        7.000          10/01/25      2,702,006
  2,025  Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj Ser A
         (Acquired 06/19/95, Cost $2,025,000) (a)                                            7.000          10/01/15      2,207,878
  2,590  Overoaks, FL Cmnty Dev Dist Cap Impt Rev                                            8.250          05/01/17      2,750,891
  1,000  Overoaks, FL Cmnty Dev Dist Ser A                                                   6.125          05/01/35      1,003,780
 10,000  Palm Beach Cnty, FL Hsg Fin Auth Multi-Family Hsg Lake Delray Apt
         Proj Ser A (AMT)                                                                    6.400          01/01/31      9,879,800
  4,085  Parklands West Cmnty Dev Dist Spl Assmt Ser A                                       6.900          05/01/32      4,332,306
    275  Parklands West Cmnty Dev Dist Spl Assmt Ser B                                       6.000          05/01/06        275,426
  1,355  Pentathlon Cmnty Dev Dist Spl Assmt Rev FL                                          6.700          11/01/23      1,408,306
  1,720  Pentathlon Cmnty Dev Dist Spl Assmt Rev FL                                          6.750          11/01/33      1,794,528
  7,135  Pier Park, FL Cmnty Dev Dist Ser 1                                                  7.150          05/01/34      7,493,177
  2,810  Pine Air Lakes Cmnty Dev Dist FL Spl Assmt Rev                                      7.250          05/01/33      2,946,678
  8,000  Pinellas Cnty, FL Ed Fac Auth Clearwater Christian College Ser A Rfdg
         (Acquired 11/05/01, Cost $7,657,585) (a)                                            7.250          09/01/31      8,166,640
  2,930  Pinellas Cnty, FL Ed Fac Auth Rev College Harbor Proj Ser A                         8.250          12/01/21      3,049,661
  3,500  Pinellas Cnty, FL Ed Fac Auth Rev College Harbor Proj Ser A                         8.500          12/01/28      3,652,775
  5,680  Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwater Proj                             6.250          06/01/34      5,698,290
    775  Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser A                                        7.250          05/01/19        822,438
  1,955  Poinciana Cmnty Dev Dist FL Ser A                                                   7.125          05/01/31      2,069,837
  8,470  Port St Lucie, FL Spl Assmt Rev Glassman Spl Assmt Dist Ser C                       6.750          07/01/23      8,675,313
  3,955  Saddlebrook, FL Cmnty Ser A                                                         6.900          05/01/33      4,157,140
    255  Saddlebrook, FL Cmnty Ser B                                                         6.250          05/01/09        256,887
  2,000  Saint John's Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint John's
         Proj Ser A                                                                          8.000          01/01/17      1,976,580
  5,175  Saint John's Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint John's
         Proj Ser A                                                                          8.000          01/01/30      4,942,694
  1,000  Saint John's Cnty, FL Indl Dev Auth Hlthcare Rev Bayview Proj Ser A                 7.100          10/01/16      1,007,280
  4,000  Saint John's Cnty, FL Indl Dev Auth Hlthcare Rev Bayview Proj Ser A                 7.100          10/01/26      4,001,600
    220  Santa Rosa Cnty, FL Indl Dev First Mtg Sandy Ridge Care Ctr                        10.500          04/01/16        220,574
  1,500  Sarasota Cnty, FL Hlth Fac Auth Hlth Fac Sunnyside Pptys                            6.700          07/01/25        991,770
  1,000  Sarasota Cnty, FL Hlth Fac Auth Rev Hlthcare Jewish Hsg Council                     7.375          07/01/16        673,590
  1,300  Sarasota Cnty, FL Hlth Fac Auth Rev Hlthcare Manatee Jewish Rfdg                    7.000          07/01/16        876,447
  2,945  Sausalito Bay Cmnty Dev Dist FL Spl Assmt                                           6.200          05/01/35      3,007,994
  2,000  Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev Ser A                                6.400          05/01/34      2,079,400
  4,795  South Dade Venture Cmnty Dev                                                        6.900          05/01/33      5,105,716
  2,115  South Lake Cnty Hosp Dist FL South Lake Hosp Inc                                    6.375          10/01/28      2,158,950
  3,000  South Lake Cnty Hosp Dist FL South Lake Hosp Inc                                    6.375          10/01/34      3,057,330
  1,500  Sterling Hill Cmnty Dev Dist FL Cap Impt & Rev Ser A                                6.200          05/01/35      1,533,195
    920  Stoneybrook West Cmnty Dev Ser A                                                    7.000          05/01/32        972,164
    315  Stoneybrook West Cmnty Dev Ser B                                                    6.450          05/01/10        320,257
  1,000  Sumter Landing Cmnty Dev Dist FL Spl Assmt Rev                                      6.875          05/01/23      1,037,010

  2,000  Sumter Landing Cmnty Dev Dist FL Spl Assmt Rev                                      6.950          05/01/33      2,070,140
 11,875  Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj                          6.375          12/01/30     12,020,350
  1,840  Tamarac, FL Indl Dev Rev Sun Belt Precision Prods Inc (AMT)                         6.500          08/01/17      1,709,231
  1,787  Tampa Palms, FL Open Space & Trans Cmnty Dev Dist Rev Cap Impt Area 7 Proj          7.500          05/01/18      1,888,359
  3,000  Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                                     5.750          07/01/29      3,085,830
    173  Tara Cmnty Dev Dist No 1 FL Cap Impt Rev Ser B                                      6.750          05/01/10        176,271
  1,310  Trails at Monterey Cmnty Dev Dist FL Spl Assmt                                      6.500          05/01/23      1,342,422
  1,715  Trails at Monterey Cmnty Dev Dist FL Spl Assmt                                      6.750          05/01/33      1,781,988
  2,673  University Square Cmnty Dev Dist FL Cap Impt Rev (Acquired 10/07/99,
         Cost $2,673,000) (a)                                                                6.750          05/01/20      2,818,251
  4,455  Venetian Isles, FL Ser A                                                            6.750          05/01/33      4,678,596
  4,945  Verandah West Cmnty Dev Dist Cap Impt Ser B                                         6.625          05/01/33      5,166,833
    920  Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser A                                    7.200          05/01/32        990,076
  1,975  Vista Lakes Cmnty Dev Dist FL Cap Impt Rev Ser A                                    6.750          05/01/34      2,073,078
  5,500  Volusia Cnty, FL Ed Fac Auth Ed Fac Embry Riddle Aero A                             6.125          10/15/26      5,663,625
    975  Waterchase Cmnty Dev Dist FL Ser A                                                  6.700          05/01/32      1,022,141
  2,955  Waterlefe Cmnty Dev Dist FL                                                         8.125          10/01/25      2,980,856
  1,400  Westchase East Cmnty, FL Dev Dist Cap Impt Rev                                      7.500          05/01/17      1,416,604
  1,875  Westchase East Cmnty, FL Dev Dist Cap Impt Rev                                      7.300          05/01/18      1,937,719
  2,000  World Commerce Cmnty Dev Dist Ser A 1                                               6.250          05/01/22      2,012,140
  3,825  World Commerce Cmnty Dev Dist Ser A 1                                               6.500          05/01/36      3,880,462
                                                                                                                       -------------
                                                                                                                        467,511,296
                                                                                                                       -------------

         GEORGIA    1.8%
  5,250  Americus Sumter Cnty, GA Hosp Auth Rev South GA Methodist Ser A Rfdg                6.375          05/15/29      5,169,202
  1,515  Athens Clarke Cnty, GA Residential Care Fac for the Elderly Auth Rev                6.350          10/01/17      1,390,119
  1,720  Athens Clarke Cnty, GA Residential Care Fac for the Elderly Auth Rev                6.375          10/01/27      1,502,248
  2,000  Atlanta, GA Tax Alloc Atlantic Sta Proj                                             7.750          12/01/14      2,089,300
  3,000  Atlanta, GA Tax Alloc Atlantic Sta Proj                                             7.900          12/01/24      3,150,270
  3,620  Atlanta, GA Urban Residential Fin Auth Multi-Family Rev John Eagan
         Proj Ser A (AMT)                                                                    6.750          07/01/30      3,480,847
  1,500  Chatham Cnty, GA Hosp Auth Rev Hosp Impt Mem Hlth Univ Ser A                        5.500          01/01/34      1,522,290
    240  Coweta Cnty, GA Residential Care Fac For The Elderly Auth Rev First Lien
         Wesley Woods Ser A                                                                  7.625          10/01/06        243,811
  1,500  Coweta Cnty, GA Residential Care Fac For The Elderly Auth Rev First Lien
         Wesley Woods Ser A                                                                  8.200          10/01/16      1,560,330
  1,500  Coweta Cnty, GA Residential Care Fac For The Elderly Auth Rev First Lien
         Wesley Woods Ser A                                                                  8.250          10/01/26      1,561,770
  5,250  Crisp Cnty, GA Dev Auth Intl Paper Co Proj Ser A Rfdg (AMT)                         6.200          02/01/20      5,594,452
  2,380  De Kalb Cnty, GA Residential Care Fac For The Elderly Auth Rev First Lien
         Kings Brdg Ser A                                                                    8.150          07/01/16      2,476,676
  2,500  De Kalb Cnty, GA Residential Care Fac For The Elderly Auth Rev First Lien
         Kings Brdg Ser A                                                                    8.250          07/01/26      2,604,025
  2,000  Effingham Cnty, GA Dev Auth Solfort James Proj (AMT)                                5.625          07/01/18      1,948,300
  2,250  Effingham Cnty, GA Indl Dev Auth GA Pacific Corp Proj Rfdg                          6.500          06/01/31      2,300,467
    760  Fulton Cnty, GA Hsg Auth Multi-Family Hsg Rev Azalea Manor Proj
         (Acquired 02/18/98, Cost $760,000) (a) (b)                                          6.375          02/01/08        376,200
  4,000  Fulton Cnty, GA Hsg Auth Multi-Family Hsg Rev Azalea Manor Proj Ser A
         (Acquired 02/08/98, Cost $4,000,000) (a) (b)                                        6.500          02/01/28      1,980,000
  1,000  Fulton Cnty, GA Residential Care Canterbury Crt Proj A                              6.125          02/15/26      1,003,470
  1,750  Fulton Cnty, GA Residential Care Canterbury Crt Proj A                              6.125          02/15/34      1,732,027
  1,095  Fulton Cnty, GA Residential Care Fac Elderly Auth Rev                               6.900          07/01/19      1,068,118
  3,630  Fulton Cnty, GA Residential Care Saint Anne's Terrace Proj Rfdg                     7.625          12/01/33      3,707,392
  4,810  Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living Ser A                     7.000          07/01/29      4,661,034
  7,500  Georgia St Drivers Ser 494 (Inverse Fltg) (Acquired 08/24/04,
         Cost $9,602,142) (a) (e)                                                            9.000          07/01/12      9,741,225
  2,930  Renaissance on Peachtree Unit Invt Tr Ctf GA Custody Ctf                           12.334          10/01/25      3,281,512
  1,000  Richmond Cnty, GA Dev Auth Intl Paper Co Proj Ser A Rfdg (AMT)                      6.000          02/01/25      1,033,540
    300  Richmond Cnty, GA Dev Auth Nursing Home Rev Beverly Enterprises GA Proj Rfdg        8.750          06/01/11        303,348
  2,500  Rockdale Cnty, GA Dev Auth Solid Waste Disp Visy Paper Inc Proj (AMT)               7.500          01/01/26      2,588,500
    920  Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway Ser A                   7.400          01/01/24        932,319
  3,650  Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway Ser A                   7.400          01/01/34      3,698,873
                                                                                                                       -------------
                                                                                                                         72,701,665
                                                                                                                       -------------

         HAWAII    0.9%
  8,500  Hawaii Pac Hlth Spl Purp Rev Ser A                                                  5.600          07/01/33      8,596,645
  5,300  Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj Ser A                      7.400          11/15/17      5,454,071
  3,000  Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj Ser A                      7.875          11/15/23      3,041,100
  3,000  Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj Ser A                      8.000          11/15/33      3,034,350
  2,000  Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj Ser C                      6.250          11/15/09      2,021,300
  3,205  Hawaii St Dept Trans Spl Fac Rev Continental Airl Inc (AMT)                         5.625          11/15/27      2,142,575
  1,595  Hawaii St Dept Trans Spl Fac Rev Continental Airl Inc Rfdg (AMT)                    7.000          06/01/20      1,344,138
  5,000  Kuakini, HI Hlth Sys Spl Purp Rev Ser A                                             6.300          07/01/22      5,175,450
  5,000  Kuakini, HI Hlth Sys Spl Purp Rev Ser A                                             6.375          07/01/32      5,142,050
                                                                                                                       -------------
                                                                                                                         35,951,679
                                                                                                                       -------------

         IDAHO    0.1%
  4,090  Idaho Hlth Fac Auth Rev Vly Vista Care Ser A Rfdg                                   7.875          11/15/29      3,956,952
                                                                                                                       -------------

         ILLINOIS    6.4%
  3,835  Antioch Vlg, IL Spl Svc Area No 1 Spl Tax Deercrest Proj                            6.625          03/01/33      3,825,259

  5,700  Antioch Vlg, IL Spl Svc Area No 2 Spl Tax Clublands Proj                            6.625          03/01/33      5,685,522
  1,475  Bedford Pk, IL Tax Increment Rev 71st & Cicero Proj Rfdg                            7.375          01/01/12      1,564,886
  4,494  Bolingbrook, IL Spl Svc Area No 01-1                                                7.375          07/01/31      4,818,467
  4,000  Bolingbrook, IL Spl Svc Area No 1 Spl Tax Augusta Vlg Proj
         (Acquired 11/13/02, Cost $4,000,000) (a)                                            6.750          03/01/32      4,157,640
  3,992  Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood Ridge Proj                       7.050          03/01/31      4,242,019
  2,000  Carol Stream, IL First Mtg Rev Windsor Park Manor Proj Rfdg
         (Prerefunded @ 12/01/07)                                                            7.200          12/01/14      2,326,940
    397  Cary, IL Spl Tax Svc Area No 1 Cambridge Ser A                                      7.500          03/01/10        418,200
  1,142  Cary, IL Spl Tax Svc Area No 1 Cambridge Ser A                                      7.625          03/01/30      1,241,834
  5,690  Chicago, IL Midway Arpt Rev Drivers Ser 229 (Inverse Fltg)
         (Acquired 09/19/01, Cost $5,899,111) (FSA Insd) (a) (e)                             9.024          01/01/18      6,675,679
  1,150  Chicago, IL Neighborhoods Alive 21 Pgm Ser A (FGIC Insd)                            6.000          01/01/28      1,294,854
  5,000  Chicago, IL O'Hare Intl Arpt Rev Drivers Ser 383 (AMT) (Inverse Fltg)
         (Acquired 01/14/04, Cost $5,301,837) (MBIA Insd) (a) (e)                            8.838          01/01/12      5,277,850
  1,640  Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lein A-1 Rfdg (XLCA Insd)           5.250          01/01/34      1,700,500
  6,400  Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C-2 Rfdg (AMT)
         (XLCA Insd)                                                                         5.250          01/01/34      6,529,664
  2,245  Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser A Rfdg (AMT)
         (MBIA Insd)                                                                         5.375          01/01/32      2,303,617
  5,835  Chicago, IL O'Hare Intl Arpt Spl Fac Rev Amern Airl Inc Proj Ser A
         (GTY AGMT: AMR Corp.)                                                               8.200          12/01/24      4,293,160
  1,000  Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airl Proj Ser C Rfdg (b) (c)        6.300          05/01/16        185,000
  4,000  Chicago, IL Spl Assmt Lake Shore East Proj                                          6.750          12/01/32      4,146,120
  1,320  Chicago, IL Tax Increment Alloc Read Dunning Ser B (ACA Insd)                       7.250          01/01/14      1,423,844
  3,070  Clay Cnty, IL Hosp Rev                                                              5.900          12/01/28      2,862,591
  5,000  Cortland, IL Spl Svc Area No 01 Spl Tax Neucort Lakes Proj                          6.875          03/01/32      5,080,050
  3,000  Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj                              7.750          03/01/27      3,273,390
  2,500  Godfrey, IL Rev Utd Methodist Vlg Ser A                                             5.875          11/15/29      2,033,075
  4,000  Hodgkins, IL Tax Increment Ser A Rfdg                                               7.625          12/01/13      4,316,200
  3,250  Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp Rfdg                       6.550          11/15/29      2,984,377
  3,185  Huntley, IL Increment Alloc Rev Huntley Redev Proj Ser A                            8.500          12/01/15      3,351,830
  3,987  Huntley, IL Spl Svc Area No 10 Ser A                                                6.500          03/01/29      4,072,601
  4,565  Huntley, IL Spl Svc Area No 6                                                       6.750          02/01/25      4,690,309
  4,305  Huntley, IL Spl Svc Area No 7                                                       6.300          03/01/28      4,363,290
    500  Illinois Dev Fin Auth Econ Dev Rev Latin Sch of Chicago Proj                        5.650          08/01/28        509,095
  2,470  Illinois Dev Fin Auth Hlth Fac Rev Cmnty Living Options                             7.125          03/01/10      2,514,658
  2,000  Illinois Dev Fin Auth Hosp Rev Adventist Hlth Sys Sub Oblig                         5.650          11/15/24      2,051,520
    310  Illinois Dev Fin Auth Rev Cmnty Fac Clinic Altgeld Proj                             8.000          11/15/06        276,365
  1,750  Illinois Dev Fin Auth Rev Cmnty Fac Clinic Altgeld Proj                             8.000          11/15/16      1,444,170
  2,000  Illinois Dev Fin Auth Rev Debt Restructure-East Saint Louis                         7.375          11/15/11      2,063,440
  3,100  Illinois Dev Fin Auth Rev Midwestern Univ Ser B                                     6.000          05/15/31      3,276,669
  3,500  Illinois Ed Fac Auth Rev Lewis Univ                                                 6.000          10/01/24      3,359,895
  4,000  Illinois Ed Fac Auth Rev Lewis Univ                                                 6.125          10/01/26      3,868,320
  3,500  Illinois Ed Fac Auth Rev Northwestern Univ                                          5.000          12/01/38      3,534,615
 12,720  Illinois Ed Fac Auth Rev Univ of Chicago Ser A                                      5.250          07/01/41     13,051,610
  2,500  Illinois Fin Auth Rev Fairview Oblig Grp Ser A Rfdg                                 6.125          08/15/27      2,469,875
  2,500  Illinois Fin Auth Rev Franciscan Cmnty Saint Joseph Ser A                           6.000          05/15/34      2,483,950
 15,000  Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                                   5.500          08/15/43     15,384,600
  2,365  Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj Ser A                       6.625          08/15/24      2,367,270
  3,255  Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj Ser A                       7.000          08/15/29      3,281,626
  2,000  Illinois Hlth Fac Auth Rev Condell Med Ctr                                          5.500          05/15/32      1,913,600
  1,250  Illinois Hlth Fac Auth Rev Covenant Retirement Cmntys                               5.875          12/01/31      1,251,637
  5,000  Illinois Hlth Fac Auth Rev Covenant Retirement Cmntys Ser B                         6.125          12/01/28      5,109,500
  2,000  Illinois Hlth Fac Auth Rev Ctr Baptist Home Proj                                    7.125          11/15/29      1,950,620
  3,000  Illinois Hlth Fac Auth Rev Fairview Oblig Grp Ser A Rfdg
         (Prerefunded @ 08/15/06)                                                            7.400          08/15/23      3,360,870
  3,530  Illinois Hlth Fac Auth Rev Friendship Vlg Schaumburg Ser A                          5.250          12/01/18      3,398,084
  1,000  Illinois Hlth Fac Auth Rev Lifelink Corp Oblig Grp Rfdg                             5.850          02/15/20        602,680
  4,295  Illinois Hlth Fac Auth Rev Lifelink Corp Oblig Grp Rfdg                             5.700          02/15/24      2,590,787
    990  Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys Ser A                               6.000          07/01/21      1,027,491
  6,000  Illinois Hlth Fac Auth Rev Lutheran Sr Ministries Oblig Ser A                       7.375          08/15/31      6,003,540
  2,000  Illinois Hlth Fac Auth Rev OSF Hlthcare Sys                                         6.250          11/15/29      2,105,620
  2,510  Illinois Hlth Fac Auth Rev Proctor Cmnty Hosp Proj                                  7.500          01/01/11      2,511,657
  6,750  Illinois Hlth Fac Auth Rev Saint Benedict Ser 2003 A-1                              6.900          11/15/33      6,763,702
  2,650  Illinois Hlth Fac Auth Rev Ser A                                                    7.000          11/15/32      2,669,239
    750  Illinois Hlth Fac Auth Rev Ser A Rfdg                                               6.200          08/15/23        757,575
  3,375  Illinois Hlth Fac Auth Rev Ser A Rfdg                                               6.400          08/15/33      3,414,352
  1,930  Illinois Hsg Dev Auth Rev Homeowner Mtg Sub Ser D-4 (AMT)                           6.050          08/01/31      2,009,902
  7,831  Illinois St Real Estate Lease Ctf (Acquired 07/01/98, Cost $9,046,249)
         (ACA Insd) (a)                                                                      7.117          06/15/18      8,716,466
    950  Loves Park, IL Rev Hoosier Care Proj Ser A                                          7.125          06/01/34        870,067
  1,500  Metropolitan Pier & Expo Il McCormick Pl Expn Proj A Rfdg                           5.500          06/15/27      1,511,160
  4,000  Minooka, IL Spl Assmt Impt Lakewood Trails Proj                                     6.625          03/01/33      4,009,000
  3,000  Minooka, IL Spl Assmt Impt Praire Ridge Proj                                        6.875          03/01/33      3,029,010
  2,220  Montgomery, IL Spl Assmt Impt Lakewood Creek Proj                                   7.750          03/01/30      2,459,982
    580  Peoria, IL Spl Tax Weaverridge Spl Svc Area                                         7.625          02/01/08        607,863
  2,050  Peoria, IL Spl Tax Weaverridge Spl Svc Area                                         8.050          02/01/17      2,177,428
  2,325  Plano, IL Spl Svc Area No 1 Lakewood Springs Proj Ser A                             6.200          03/01/34      2,310,980

  5,040  Round Lake, IL Lakewood Grove Spl Svc Area No 4 Spl Tax                             6.750          03/01/33      5,098,514
  3,700  Round Lake, IL Rev                                                                  6.700          03/01/33      3,848,481
  2,255  Saint Charles, IL Indl Dev Rev Tri-City Ctr Proj (Acquired 11/17/93,
         Cost $2,255,000) (a)                                                                7.500          11/01/13      2,241,718
  3,460  Saint Charles, IL Multi-Family Hsg Rev Bonds Wessel Court Proj (AMT)                7.600          04/01/24      3,571,689
  3,490  Saint Charles, IL Spl Svc Area No 21                                                6.625          03/01/28      3,515,512
  2,150  Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-100 Raintree Vlg Proj
         (Acquired 09/05/03, Cost $2,150,000) (a)                                            6.875          03/01/33      2,186,958
  3,000  Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-101 Windett Ridge Proj
         (Acquired 09/03/03, Cost $3,000,000) (a)                                            6.875          03/01/33      3,058,380
                                                                                                                       -------------
                                                                                                                        257,730,510
                                                                                                                       -------------

         INDIANA    0.7%
  1,500  Anderson, IN Econ Dev Rev Anderson Univ Proj                                        6.375          10/01/26      1,534,140
  1,100  Crawfordsville, IN Redev Cmnty Dist Tax Increment Rev (GTY AGMT)
         (Acquired 10/15/97, Cost $1,100,000) (a)                                            7.350          02/01/17      1,133,407
  1,195  Delaware Cnty, IN Redev Dist Tax Increment Rev                                      6.875          02/01/18      1,209,830
    300  Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield Vlg Proj Ser A                       6.250          08/15/14        290,292
  3,975  Indiana Hlth Fac Fin Auth Rev Cmnty Hartsfield Vlg Proj Ser A                       6.375          08/15/27      3,701,599
  3,435  Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty Ser A Rfdg                           6.400          05/15/24      3,442,969
  2,405  Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj Ser A                               7.125          06/01/34      2,204,952
  1,500  Indiana Hlth Fac Hosp Rev                                                           6.250          03/01/25      1,532,460
  1,000  Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN Ser A                            5.375          03/01/19        975,150
  2,000  Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN Ser A                            6.000          03/01/34      1,960,720
 19,213  Indianapolis, IN Arpt Auth Rev Spl Fac United Airl Proj Ser A (AMT) (b) (c)         6.500          11/15/31      3,218,194
  3,000  North Manchester, IN Rev Peabody Retirement Cmnty Proj Ser A                        7.250          07/01/33      3,064,020
    175  Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B                                *          12/30/10        108,953
    135  Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B                                *          12/30/11         77,884
    130  Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B                                *          12/30/12         69,475
    130  Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B                                *          12/30/13         64,356
    125  Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B                                *          12/30/14         57,322
    125  Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B                                *          12/30/15         53,100
    125  Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B                                *          12/30/16         49,205
    630  Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines Ctr                          7.500          01/01/07        634,265
  1,405  Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines Ctr                          7.750          01/01/12      1,424,108
  2,045  Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines Ctr                          8.000          01/01/17      2,081,442
                                                                                                                       -------------
                                                                                                                         28,887,843
                                                                                                                       -------------

         IOWA    0.4%
  2,515  Black Hawk Cnty, IA Hlthcare Fac Rev Western Home Proj Ser B                        6.625          05/01/33      2,527,877
  1,000  Bremer Cnty, IA Hlthcare & Residential Fac Rev Proj Rfdg                            7.250          11/15/29      1,008,190
  2,245  Des Moines, IA Sr Hsg Rev Luther Park Apts Inc Proj                                 6.250          12/01/34      2,216,488
  3,000  Iowa Fin Auth Cmnty Provider Rev Boys & Girls Home Family Proj (ACA Insd)           6.250          12/01/28      3,115,200
  2,965  Iowa Fin Auth Hlth Care Fac Care Initiatives Proj Rfdg                              9.250          07/01/25      3,550,261
  2,265  Iowa Fin Auth Retirement Fac Presbyterian Homes Mill Pond                           6.000          10/01/33      1,942,872
  2,000  Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc Proj                          6.750          10/01/33      2,033,660
                                                                                                                       -------------
                                                                                                                         16,394,548
                                                                                                                       -------------

         KANSAS    0.4%
    915  Lawrence, KS Coml Dev Rev Holiday Inn Sr Ser A Rfdg                                 8.000          07/01/16        847,592
  4,000  Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser B                                  6.250          05/15/26      4,041,800
  2,000  Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser C                                  6.700          05/15/27      2,035,600
  1,750  Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Ser C                                  6.875          05/15/32      1,848,805
  2,745  Manhattan, KS Coml Dev Rev Holiday Inn Sr Ser A Rfdg                                8.000          07/01/16      2,542,776
  2,650  Olathe, KS Sr Living Fac Rev Aberdeen Vlg Inc Ser A                                 8.000          05/15/30      2,893,270
  3,000  Overland Pk, KS Dev Corp Rev First Tier Overland Park Ser A                         7.375          01/01/32      3,066,690
                                                                                                                       -------------
                                                                                                                         17,276,533
                                                                                                                       -------------

         KENTUCKY    0.9%
  9,850  Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta Airl Proj Ser A (AMT)               7.500          02/01/12      6,887,908
 11,745  Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta Airl Proj Ser A (AMT)               7.500          02/01/20      7,977,674
  3,670  Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta Airl Proj Ser A (AMT)               7.125          02/01/21      2,308,907
  7,280  Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta Airl Proj Ser A (AMT)               6.125          02/01/22      4,416,266
    960  Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac Delta Airl Proj Ser B                     7.250          02/01/22        620,803
  1,000  Kenton Cnty, KY Arpt Brd Spl Fac Rev Mesaba Aviation Inc Proj Ser A (AMT)           6.625          07/01/19        824,810
  2,000  Kenton Cnty, KY Arpt Brd Spl Fac Rev Mesaba Aviation Inc Proj Ser A (AMT)           6.700          07/01/29      1,577,800
 10,000  Louisville & Jefferson Cnty, KY Swr Ser A (FGIC Insd)                               5.000          05/15/38     10,208,300
                                                                                                                       -------------
                                                                                                                         34,822,468
                                                                                                                       -------------

         LOUISIANA    0.9%
     95  Louisiana Hsg Fin Agy Rev Multi-Family Hsg Plantation Ser A                         7.200          01/01/06         94,599
  2,495  Louisiana Hsg Fin Agy Rev Multi-Family Hsg Plantation Ser A                         7.125          01/01/28      2,435,145
  3,200  Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev Eunice
         Student Hsg Fndtn Proj                                                              7.375          09/01/33      2,957,216
  2,815  Louisiana Loc Govt Environment Fac Hlthcare Saint James Place Ser A Rfdg            8.000          11/01/25      1,893,932

  4,000  Louisiana Loc Govt Environment Fac Hlthcare Saint James Place Ser A Rfdg            8.000          11/01/29      2,691,360
  1,670  Louisiana Loc Govt Environment Fac Sr Air Cargo (AMT)                               6.650          01/01/25      1,727,698
  1,450  Louisiana Pub Fac Auth Rev Hlth Fac Glen Retirement Ser A                           6.700          12/01/25      1,481,189
 13,250  Louisiana Pub Fac Auth Rev Ochsner Clinic Fndtn Proj Ser B                          5.500          05/15/27     13,516,060
  1,000  Louisiana Pub Fac Auth Rev Progressive Hlthcare                                     6.375          10/01/20        934,680
  1,000  Louisiana Pub Fac Auth Rev Progressive Hlthcare                                     6.375          10/01/28        889,560
  3,000  Louisiana St Hlth Ed Auth Lambeth House Proj A Rfdg                                 6.200          01/01/28      2,961,810
  2,000  Saint Tammany, LA Pub Trust Fin Auth Rev Christwood Proj Rfdg                       5.700          11/15/28      1,975,500
    500  West Feliciana Parish, LA Pollutn Ctl Rev Gulf States Util Co Proj Ser A            7.500          05/01/15        508,720
  1,000  West Feliciana Parish, LA Pollutn Ctl Rev Gulf States Util Co Proj Ser B            9.000          05/01/15      1,049,000
                                                                                                                       -------------
                                                                                                                         35,116,469
                                                                                                                       -------------

         MAINE    0.3%
  2,000  Maine Hlth & Higher Ed Fac Piper Shores Ser A                                       7.550          01/01/29      2,089,040
  8,050  Rumford, ME Solid Waste Disp Rev Boise Cascade Corp Proj Rfdg (AMT)                 6.875          10/01/26      8,167,208
                                                                                                                       -------------
                                                                                                                         10,256,248
                                                                                                                       -------------

         MARYLAND    1.2%
  1,956  Anne Arundel Cnty, MD Spl Tax Farmington Vlg Proj Ser A                             6.250          06/01/25      1,978,787
  2,500  Baltimore Cnty, MD Mtg Rev Shelter Elder Care Ser A                                 7.250          11/01/29      2,440,675
  1,500  Frederick Cnty, MD Spl Olbig Urbana Cmnty Dev Auth                                  6.625          07/01/25      1,561,275
  1,245  Maryland St Cmnty Dev Admin Residential Ser B (AMT)                                 5.450          09/01/32      1,268,630
  6,715  Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)                            6.500          07/01/24      6,241,861
  1,745  Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)                            7.340          07/01/24      1,762,886
  3,000  Maryland St Econ Dev Corp MD Golf Course Sys                                        8.250          06/01/28      2,793,180
  5,000  Maryland St Econ Dev Corp Univ MD College Pk Proj                                   5.625          06/01/35      5,125,850
  2,000  Maryland St Hlth & Higher Collington Episcopal                                      6.750          04/01/23      1,615,360
  1,400  Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth Rfdg                         5.375          08/15/24      1,411,774
  7,770  Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth Rfdg                         5.500          08/15/33      7,832,005
  3,730  Montgomery Cnty, MD Econ Dev Rev Editorial Proj In Ed Ser A
         (Acquired 09/28/98, Cost $3,730,000) (a)                                            6.400          09/01/28      3,539,919
    600  Montgomery Cnty, MD Econ Dev Rev Editorial Proj In Ed Ser A
         (Acquired 09/28/98, Cost $732,947) (a)                                              6.250          09/01/08        595,410
  1,360  Montgomery Cnty, MD Spl Oblig West Germantown Dev Dist Jr Ser B
         (Acquired 03/25/02, Cost $1,360,000) (a)                                            6.700          07/01/27      1,397,305
  3,000  Prince Georges Cnty, MD Spl Oblig Spl Assmt Woodview Ser A                          8.000          07/01/26      3,249,120
  4,000  Prince Georges Cnty, MD Spl Oblig Woodview Vlg Phase II Subdist                     7.000          07/01/32      4,097,920
  1,000  Westminster, MD Econ Dev Carroll Lutheran Vlg Ser A                                 6.000          05/01/24      1,015,650
  1,500  Westminster, MD Econ Dev Carroll Lutheran Vlg Ser A                                 6.250          05/01/34      1,536,330
                                                                                                                       -------------
                                                                                                                         49,463,937
                                                                                                                       -------------

         MASSACHUSETTS    5.6%
  1,620  Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg                         5.875          07/01/18      1,561,226
  4,750  Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg                         6.000          07/01/28      4,372,232
  1,500  Massachusetts St Dev Fin Agy Briarwood Ser B (Prerefunded @ 12/01/10)               8.000          12/01/18      1,579,740
  2,500  Massachusetts St Dev Fin Agy Briarwood Ser B (Prerefunded @ 12/01/10)               8.000          12/01/22      2,631,750
  6,165  Massachusetts St Dev Fin Agy Criterion Child Enrichment                             6.750          01/01/34      6,236,761
  1,230  Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr                                  6.250          12/01/13      1,269,680
  2,000  Massachusetts St Dev Fin Agy First Mtg Loomis Cmntys Proj Ser A                     6.900          03/01/32      2,056,900
  1,500  Massachusetts St Dev Fin Agy Hampshire College                                      5.700          10/01/34      1,541,490
  7,565  Massachusetts St Dev Fin Agy Rdimock Cmnty Hlth Ctr                                 6.750          12/01/33      7,777,652
  5,865  Massachusetts St Dev Fin Agy Regis College                                          5.500          10/01/28      4,880,032
    905  Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)                6.100          09/01/18        958,811
  1,445  Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)                6.250          09/01/28      1,505,762
  1,685  Massachusetts St Dev Fin Agy Rev Developmental Disabilities Inc                     6.750          06/01/20      1,729,585
  9,675  Massachusetts St Dev Fin Agy Rev Developmental Disabilities Inc
         (Acquired 10/04/01, 12/20/02, 11/19/03, Cost $10,290,557 (a)                        8.000          06/01/20     10,435,165
    880  Massachusetts St Dev Fin Agy Rev Gtr Lynn Mental Hlth
         (Acquired 07/27/00, Cost $880,000) (a)                                              7.750          06/01/18        910,870
  1,195  Massachusetts St Dev Fin Agy Rev Gtr Lynn Mental Hlth Ser B
         (Acquired 11/19/98, Cost $1,195,000) (a)                                            6.375          06/01/18      1,081,654
  4,775  Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc                               6.375          07/01/29      4,571,251
    455  Massachusetts St Dev Fin Agy Rev Hlth Fac Beverly Inc Proj Rfdg
         (Acquired 08/21/03, Cost $457,275) (a)                                              7.375          04/01/09        456,865
  4,950  Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance Ser A                        7.100          07/01/32      4,792,144
  2,285  Massachusetts St Dev Fin Agy Rev Lexington Montessori Sch Issue
         (Acquired 07/30/99, Cost $2,320,000) (a)                                            6.625          08/01/29      2,367,991
    885  Massachusetts St Dev Fin Agy Rev Mchsp Human Svc Providers Ser A                    6.750          07/01/18        860,910
    570  Massachusetts St Dev Fin Agy Rev Mchsp Human Svc Providers Ser A
         (Escrowed to Maturity)                                                              7.500          07/01/10        583,925
  1,025  Massachusetts St Dev Fin Agy Rev Mchsp Human Svc Providers Ser A
         (Prerefunded @ 07/01/10)                                                            8.000          07/01/20      1,282,480
  2,425  Massachusetts St Dev Fin Agy Rev Mchsp Human Svc Providers Ser C                    7.750          07/01/30      2,462,903
  5,200  Massachusetts St Dev Fin Agy Rev New England Ctr For Children                       6.000          11/01/19      5,240,092
  3,050  Massachusetts St Dev Fin Agy Rev Whitney Academy Issue                              7.500          09/01/30      3,100,294

  2,000  Massachusetts St Dev Fin Agy Wgbh Ed Fndtn Ser A (AMBAC Insd)                       5.375          01/01/42      2,092,580
    720  Massachusetts St Hlth & Ed Baystate Fac Auth Rev Med Ctr Ser F                      5.500          07/01/22        755,647
  1,650  Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp Ser A             5.625          07/01/20      1,669,107
  2,500  Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp Ser A             5.750          07/01/28      2,496,550
  5,000  Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp Ser B             6.750          07/01/16      5,529,850
  9,845  Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp Ser B             6.250          07/01/22     10,320,120
 10,145  Massachusetts St Hlth & Ed Fac Auth Rev Christopher House Ser A Rfdg                6.875          01/01/29      9,822,896
  6,800  Massachusetts St Hlth & Ed Fac Auth Rev Civic Investments Ser B                     9.150          12/15/23      7,862,704
  3,610  Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp Ser D                           5.250          10/01/23      3,227,304
  1,465  Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp Ser D                           5.375          10/01/28      1,282,886
  6,750  Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp Ser E                           6.750          10/01/33      7,059,217
  7,490  Massachusetts St Hlth & Ed Fac Auth Rev Lasell College Ser A                        5.625          07/01/29      6,182,021
  5,600  Massachusetts St Hlth & Ed Fac Auth Rev Milford Whitinsville Hosp Ser D             6.350          07/15/32      5,765,032
  3,000  Massachusetts St Hlth & Ed Fac Auth Rev Nichols College Issue Ser C                 6.125          10/01/29      3,049,710
  2,000  Massachusetts St Hlth & Ed Fac Auth Rev Part Hlthcare Sys Ser C                     5.750          07/01/32      2,123,360
  7,600  Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr Ser A                     6.000          10/01/23      7,200,848
  2,000  Massachusetts St Hlth & Ed Nichols College Issue Ser C                              6.000          10/01/17      2,093,080
  5,000  Massachusetts St Hlth & Ed Rols RR II R 294 (Inverse Fltg)
         (Acquired 08/23/04, Cost $5,182,444) (a) (e)                                        9.000          07/15/35      5,156,300
  6,090  Massachusetts St Indl Fin Agy Assisted Living Fac Rev Marina Bay LLC
         Proj (AMT)                                                                          7.500          12/01/27      6,188,841
  7,810  Massachusetts St Indl Fin Agy Assisted Living Fac Rev Newton Grp Pptys
         LLC Proj (AMT)                                                                      8.000          09/01/27      8,272,977
  4,000  Massachusetts St Indl Fin Agy Hlthcare Fac Rev Metro Hlth Fndtn Inc
         Proj Ser A                                                                          6.750          12/01/27      3,840,720
    775  Massachusetts St Indl Fin Agy HMEA Issue                                            7.000          09/01/12        740,109
    670  Massachusetts St Indl Fin Agy Indl Rev Beverly Enterprises Inc Gloucester &
         Lexington Proj Rfdg                                                                 8.375          05/01/09        675,588
  2,555  Massachusetts St Indl Fin Agy Rev East Boston Neighborhood Proj                     7.500          07/01/16      2,550,656
  2,560  Massachusetts St Indl Fin Agy Rev East Boston Neighborhood Proj                     7.625          07/01/26      2,505,344
    350  Massachusetts St Indl Fin Agy Rev Evergreen Ctr Inc                                 8.000          11/01/06        357,644
  1,230  Massachusetts St Indl Fin Agy Rev Evergreen Ctr Inc                                 8.375          11/01/13      1,340,577
  2,165  Massachusetts St Indl Fin Agy Rev Evergreen Ctr Inc                                 8.500          11/01/20      2,386,674
  3,100  Massachusetts St Indl Fin Agy Rev Evergreen Ctr Inc (Acquired 03/18/97,
         Cost $3,100,000) (a)                                                                9.250          11/01/11      3,106,665
    775  Massachusetts St Indl Fin Agy Rev First Mtg GF Pilgrim Inc Proj                     6.500          10/01/15        704,018
  2,000  Massachusetts St Indl Fin Agy Rev First Mtg GF Pilgrim Inc Proj                     6.750          10/01/28      1,745,060
 13,035  Massachusetts St Indl Fin Agy Rev First Mtg Reeds Landing Proj (f)                  7.100/7.350    10/01/28     12,986,249
  1,700  Massachusetts St Indl Fin Agy Rev First Mtg Stone Institute & Newton                7.700          01/01/14      1,740,817
  1,440  Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth (Acquired 01/24/98,
         Cost $1,440,000) (a)                                                                6.200          06/01/08      1,399,622
  5,865  Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth (Acquired 06/24/98,
         Cost $5,865,000) (a)                                                                6.375          06/01/18      5,647,350
    170  Massachusetts St Indl Fin Agy Rev Hillcrest Ed Ctr Inc Proj
         (Escrowed to Maturity)                                                              8.000          07/01/05        178,840
  3,380  Massachusetts St Indl Fin Agy Rev JRC Assisted Living                               7.500          07/01/26      3,382,805
  2,600  Massachusetts St Indl Fin Agy Rev Montserrat College Art Issue Ser A
         (Acquired 12/23/97, Cost $2,600,000) (a)                                            7.000          12/01/27      2,630,342
  2,000  Massachusetts St Indl Fin Agy Rev Sr Living Fac Forge Hill Proj (AMT)               6.750          04/01/30      1,897,520
                                                                                                                       -------------
                                                                                                                        224,215,795
                                                                                                                       -------------

         MICHIGAN    2.6%
  1,000  Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg                         5.400          11/15/18        996,580
  3,715  Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg                         5.400          11/15/27      3,426,902
  2,005  Concord Academy Atrm MI Ctf Part                                                    8.000          08/01/31      1,951,968
  3,040  Detroit, MI Loc Dev Fin Auth Tax Increment Sr Ser B (Acquired 09/08/97,
         Cost $3,040,000) (a)                                                                6.850          05/01/21      2,973,272
    855  Detroit, MI Loc Dev Fin Auth Tax Increment Sub Ser C (Acquired 09/08/97,
         Cost $850,000) (a)                                                                  6.700          05/01/21        852,768
 13,670  Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr Rfdg                                    6.000          07/01/20     13,719,759
     95  George Washington Carver, MI Pub                                                    8.000          09/01/17         94,659
  1,975  George Washington Carver, MI Pub                                                    8.125          09/01/30      1,939,410
  1,590  Grand Blanc Academy, MI Ctf Part                                                    7.750          02/01/30      1,569,855
  2,845  John Tolfree Hlth Sys Corp Rfdg                                                     6.000          09/15/23      2,747,360
  3,000  Kalamazoo, MI Econ Dev Corp Rev Econ Dev Heritage Ser A                             7.250          05/15/25      3,063,300
  4,250  Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen Hosp Ser B                    5.750          11/15/25      4,025,600
  9,725  Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen Hosp Ser B                    5.875          11/15/34      9,168,633
  2,390  Meridian, MI Econ Dev Corp Ltd Oblig Rev First Mtg Burcham Hills Ser A Rfdg         7.500          07/01/13      2,442,891
  3,430  Meridian, MI Econ Dev Corp Ltd Oblig Rev First Mtg Burcham Hills Ser A Rfdg         7.750          07/01/19      3,516,985
  2,095  Michigan St Hosp Fin Auth Rev Hosp Central Mich Cmnty Hosp                          6.250          10/01/27      2,114,861
  1,000  Michigan St Hosp Fin Auth Rev Hosp Holland Cmnty Hosp Ser A                         5.250          01/01/30      1,006,890
  2,000  Michigan St Hosp Fin Auth Rev Hosp Holland Cmnty Hosp Ser A                         5.375          01/01/34      2,033,600
  5,000  Michigan St Hosp Fin Auth Rev Hosp Oakwood Oblig Grp Ser A                          5.750          04/01/32      5,179,450
  1,530  Michigan St Hosp Fin Auth Rev Hosp Pontiac Osteopathic Ser A Rfdg                   6.000          02/01/14      1,540,404
  7,315  Michigan St Hosp Fin Auth Rev Hosp Pontiac Osteopathic Ser A Rfdg                   6.000          02/01/24      7,122,542
    400  Michigan St Hosp Fin Auth Rev Presbyterian Vlg MI Oblig                             6.375          01/01/15        393,876
  3,000  Michigan St Hosp Fin Auth Rev Presbyterian Vlg MI Oblig                             6.400          01/01/15      2,960,520
  6,500  Michigan St Hosp Fin Auth Rev Presbyterian Vlg MI Oblig                             6.500          01/01/25      6,017,180
  2,900  Michigan St Hosp Fin Auth Rev Trinity Hlth Credit Ser C Rfdg                        5.375          12/01/30      2,987,377
  3,000  Michigan St Strategic Fd Detroit Edison Pollutn Ctl Ser B Rfdg (AMT)                5.650          09/01/29      3,069,540
  1,328  Michigan St Strategic Fd Ltd Oblig Rev Great Lakes Pulp & Fiber
         Proj (AMT) (g)                                                                      8.000          12/01/27        196,560
  3,875  Michigan St Strategic Fd Solid Genesee Pwr Sta Proj Rfdg (AMT)                      7.500          01/01/21      3,353,967
  4,500  Pontiac, MI Hosp Fin Auth Hosp Rev Nomc Oblig Grp                                   6.000          08/01/23      3,851,460

  3,000  Star Intl Academy MI Ctf Part                                                       8.000          03/01/33      3,111,000
  2,160  Wayne Charter Cnty, MI Spl Arpt Rev                                                 6.750          12/01/15      1,742,645
  5,500  Wenonah Pk Pptys Inc Bay City Hotel Rev Bd                                          7.500          04/01/33      5,195,135
                                                                                                                       -------------
                                                                                                                        104,366,949
                                                                                                                       -------------

         MINNESOTA    3.5%
  5,000  Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj                                 7.750          02/01/31      5,184,150
  1,750  Albertville, MN Multi-Family Rev Hsg Cottages Albertville Proj Ser A                6.750          09/01/29      1,646,785
  2,460  Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj Ser A                      6.000          10/01/28      2,256,189
  2,000  Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj Ser B                      6.000          10/01/33      1,816,920
  1,375  Carlton, MN Hlth & Hsg Fac Inter-Faith Social Svc Inc Proj                          7.500          04/01/19      1,428,707
  2,250  Carlton, MN Hlth & Hsg Fac Inter-Faith Social Svc Inc Proj                          7.750          04/01/29      2,337,075
    750  Chisago City, MN Hlth Fac Rev Part Pleasant Heights Proj Ser A Rfdg                 7.300          07/01/25        773,377
  3,000  Coon Rapids, MN Sr Hsg Rev Epiphany Sr Citizens Proj Rfdg                           6.000          11/01/28      2,889,450
  4,200  Dakota Cnty, MN Hsg & Redev                                                         6.250          05/01/29      3,726,744
    840  Detroit Lakes, MN Hsg & Hlth Cdl Homes Proj Ser B                                   6.000          08/01/24        846,275
  1,435  Detroit Lakes, MN Hsg & Hlth Cdl Homes Proj Ser B                                   6.125          08/01/34      1,468,163
  2,500  Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Lukes Hosp                          7.250          06/15/22      2,598,275
  5,630  Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Lukes Hosp                          7.250          06/15/32      5,813,538
  1,000  Edina, MN Hlthcare Fac Rev VOA Care Ctrs MN Proj Ser A                              6.625          12/01/30      1,028,690
  3,975  Fridley, MN Sr Hsg Banfill Crossing Homes Proj                                      6.750          09/01/34      3,995,869
  2,500  Glencoe, MN Hlthcare Fac Glencoe Regl Hlth Svc Proj                                 7.500          04/01/31      2,692,000
  1,200  Maplewood, MN Hlthcare Fac Rev VOA Care Ctr Proj                                    7.450          10/01/16      1,208,580
    625  Marshall, MN Med Ctr Gross Rev Weiner Mem Med Ctr Proj Ser A                        6.000          11/01/28        650,725
    800  Minneapolis & Saint Paul, MN Hsg & Redev Auth Hlthcare Hlth Partners
         Oblig Grp Proj                                                                      5.875          12/01/29        818,824
 25,065  Minneapolis & Saint Paul, MN Met Northwest Airl Proj Ser A (AMT)                    7.000          04/01/25     20,868,116
  6,250  Minneapolis & Saint Paul, MN Met Northwest Airl Proj Ser B (AMT)                    6.500          04/01/25      5,954,125
  1,000  Minneapolis, MN Hlthcare Fac Rev Ebenezer Society Proj Ser A                        7.200          07/01/23        975,750
  1,000  Minneapolis, MN Hlthcare Fac Rev Saint Olaf Residence Inc Proj                      7.100          10/01/23        832,860
    350  Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)                         7.250          11/01/16        350,385
  1,320  Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)                         7.625          11/01/27      1,324,435
  2,050  Minneapolis, MN Rev Walker Methodist Sr Svcs Ser A                                  5.875          11/15/18      1,715,953
  4,950  Minneapolis, MN Rev Walker Methodist Sr Svcs Ser A                                  6.000          11/15/28      3,845,111
  2,000  Minnesota Agric & Econ Dev Brd Rev Evangelical Luthern Proj                         6.625          08/01/25      2,167,540
  3,040  New Brighton, MN Rental Hsg Rev Polynesian Vlg Apt Proj Ser A Rfdg (AMT)            7.500          10/01/17      3,045,685
  2,000  Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg                                        6.250          04/01/34      2,030,680
  1,425  Ramsey, MN Lease Rev Pact Charter Sch Proj Ser A                                    6.750          12/01/33      1,448,498
  2,000  Saint Cloud, MN Hsg & Redev Auth Sterling Heights Apts Proj (AMT)                   7.450          10/01/32      1,964,060
  2,825  Saint Louis Park, MN Rev Roitenberg Family Asstd Liv Ser A                          6.750          08/15/21      2,829,520
  2,420  Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Ser A Rfdg                    6.875          12/01/33      2,471,498
  2,415  Saint Paul, MN Hsg & Redev Auth Hope Cmnty Academy Proj Ser A                       6.750          12/01/33      2,454,823
  6,715  Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj Ser A Rfdg                   6.625          11/01/17      6,790,812
    720  Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj Ser B                        6.625          11/01/17        727,718
  3,500  Saint Paul, MN Hsg & Redev Auth Lease Rev New Spirit Schs Proj Ser A                7.500          12/01/31      3,568,285
  1,600  Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve Language Academy Ser A Rfdg         7.000          12/01/32      1,649,696
  2,000  Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj Ser A                        7.875          12/01/30      2,130,480
  4,035  Saint Paul, MN Hsg & Redev Model Cities Hlth Ctr Ser A                              7.250          11/01/26      3,930,453
  6,000  Saint Paul, MN Port Auth Hotel Fac Rev Radisson Kellogg Proj Ser 2 Rfdg             7.375          08/01/29      6,082,560
  4,880  Vadnais Heights, MN Multi-Family Rev Hsg Cottages Vadnais Hghts Rfdg (AMT)          7.000          12/01/31      5,006,538
  1,650  Victoria, MN Private Sch Fac Holy Fam Catholic High Sch Ser A                       5.850          09/01/24      1,639,424
  4,500  Victoria, MN Private Sch Fac Holy Fam Catholic High Sch Ser A                       5.875          09/01/29      4,453,470
  4,775  Washington Cnty, MN Hsg & Redev Auth Hosp Fac Rev Hltheast Proj                     5.500          11/15/27      4,413,533
  1,450  Winona, MN Hlth Care Winona Hlth Ser A                                              6.000          07/01/34      1,478,333
                                                                                                                       -------------
                                                                                                                        139,330,677
                                                                                                                       -------------

         MISSISSIPPI    0.4%
  1,000  Mississippi Bus Fin Corp (AMT)                                                      7.250          07/01/34      1,014,040
  5,585  Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj                 5.875          04/01/22      5,608,736
  6,250  Mississippi Dev Bank Spl Oblig Diamond Lakes Util Ser A Rfdg                        6.250          12/01/17      6,070,313
  1,000  Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg                     5.750          04/01/23      1,019,490
  2,000  Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg                     5.750          04/01/29      2,010,860
                                                                                                                       -------------
                                                                                                                         15,723,439
                                                                                                                       -------------

         MISSOURI    2.3%
  1,000  370 Missouri Bottom Rd Taussig Rd Trans Dev Dist                                    7.000          05/01/22      1,041,010
  4,750  370 Missouri Bottom Rd Taussig Rd Trans Dev Dist                                    7.200          05/01/33      4,959,095
  3,600  Ballwin, MO Tax Increment Rev Impt Ballwin Town Ctr Ser A Rfdg                      6.500          10/01/22      3,704,220
  3,000  Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah Cmnty Proj                             5.900          05/01/28      2,758,320
  1,500  Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc                                5.750          06/01/32      1,525,620
  3,000  Chesterfield, MO Indl Dev Auth Sr Living Fac Rev Willows at Brooking Pk
         Proj Ser A                                                                          6.625          12/01/31      3,002,010
  2,390  Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill Gardens Phase I
         Proj Ser A                                                                          6.750          04/01/33      2,329,342
  2,755  Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill Gardens Proj Rfdg                6.200          06/01/29      2,597,194
  4,000  Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg                        6.125          10/01/21      4,109,960

  1,000  Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg                        7.000          10/01/21      1,082,460
    525  Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj                        7.250          04/01/07        527,284
  2,000  Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj                        7.625          04/01/17      2,014,100
    721  Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj                        7.625          04/01/18        726,083
  3,610  Good Shepard Nursing Home Dist MO Nursing Home Fac Rev Rfdg                         5.900          08/15/23      3,210,373
  3,000  Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer Ser A                        6.250          01/01/24      3,024,210
  3,000  Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer Ser A                        6.500          01/01/35      3,024,780
    589  Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt
         Proj Ser A (AMT)                                                                    6.950          04/15/15        594,878
  1,502  Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt
         Proj Ser B (AMT)                                                                    7.250          10/15/38      1,476,676
    405  Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt
         Proj Ser B (AMT)                                                                    7.550          06/15/12        434,533
    990  Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt
         Proj Ser B (AMT)                                                                    7.550          06/15/22      1,045,490
  3,430  Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt
         Proj Ser B (AMT)                                                                    7.550          06/15/35      3,590,421
  1,000  Kansas City, MO Multi-Family Hsg Rev Northwoods Apts Proj Ser A (AMT)               6.450          05/01/40        996,420
  2,850  Kansas City, MO Multi-Family Hsg Rev Vlg Green Apt Proj (AMT)                       6.250          04/01/30      2,075,969
  2,000  Kansas City. MO Indl Dev Plaza Lib Proj                                             5.900          03/01/24      1,966,600
  1,000  Missouri St Dev Fin Brd Facs Branson Landing Proj Ser A                             5.500          12/01/24      1,035,790
  1,500  Missouri St Dev Fin Brd Facs Branson Landing Proj Ser A                             5.625          12/01/28      1,554,300
  5,000  Nevada, MO Hosp Rev Nevada Regl Med Ctr                                             6.750          10/01/31      5,121,400
  3,995  Osage Beach, MO Tax Increment Prewitts Point Proj                                   6.750          05/01/23      4,062,516
  3,000  Perry Cnty, MO Nursing Home Rev Rfdg                                                5.900          03/01/28      2,650,350
  5,500  Saint Joseph, MO Indl Dev Auth Living Cmnty Saint Joseph Proj                       7.000          08/15/32      5,758,115
  8,000  Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj Ser A            6.625          11/15/35      8,110,560
  1,085  Saint Louis, MO Tax Increment Rev Scullin Redev Area Ser A                         10.000          08/01/10      1,280,984
  3,325  Saline Cnty, MO Indl Dev Auth Hlth Fac Rev John Fitzgibbon Mem Hosp Inc
         (Acquired 01/12/99, Cost $3,265,097) (a)                                            6.500          12/01/28      3,385,249
  5,600  Valley Park, MO Indl Dev Auth Sr Hsg Rev Cape Albeon Proj                           6.150          12/01/33      5,618,648
                                                                                                                       -------------
                                                                                                                         90,394,960
                                                                                                                       -------------

         NEVADA    0.9%
  2,000  Boulder City, NV Hosp Rev Boulder City Hosp Inc Proj Rfdg                           5.850          01/01/22      1,724,180
  5,815  Clark Cnty, NV Assisted Living Homestead Boulder City Proj                          6.500          12/01/27      5,367,187
  2,000  Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt                              6.100          08/01/18      2,063,540
  2,750  Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt                              6.375          08/01/23      2,836,185
 11,190  Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Ser C Rfdg                               5.500          10/01/30      9,805,014
    975  Henderson, NV Loc Impt Dist No T 13 Ser A                                           6.800          03/01/22        998,780
  3,890  Henderson, NV Loc Impt Dist No T 13 Ser B                                           6.900          03/01/22      3,998,803
  1,400  Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607                                     6.250          06/01/24      1,442,588
    550  Las Vegas, NV Spl Impt Dist No 505 Elkhorn Springs                                  8.000          09/15/13        573,276
  1,750  North Las Vegas, NV Loc Impt Spl Impt Dist No 60 Aliante                            6.400          12/01/22      1,777,633
  4,885  Reno, NV Spl Assmt Dist No 4 Somersett Pkwy                                         6.625          12/01/22      4,985,289
                                                                                                                       -------------
                                                                                                                         35,572,475
                                                                                                                       -------------

         NEW HAMPSHIRE    1.2%
  4,845  New Hampshire Higher Ed & Hlth Daniel Webster College Issue                         6.300          07/01/29      4,659,582
    435  New Hampshire Higher Ed & Hlth Fac Auth Rev Colby-Sawyer College Issue              7.200          06/01/12        459,691
  2,565  New Hampshire Higher Ed & Hlth Fac Auth Rev Colby-Sawyer College Issue              7.500          06/01/26      2,679,809
  2,000  New Hampshire Higher Ed & Hlth Fac Auth Rev First Mtg Odd Fellows Home Rfdg         9.000          06/01/14      2,214,460
  1,000  New Hampshire Higher Ed & Hlth Fac Auth Rev Havenwood-Heritage Heights              7.350          01/01/18      1,017,210
  4,825  New Hampshire Higher Ed & Hlth Fac Auth Rev Havenwood-Heritage Heights              7.450          01/01/25      4,893,612
  2,075  New Hampshire Higher Ed & Hlth Fac Auth Rev Hlthcare Visiting Nurse
         (Acquired 09/23/93, Cost $2,040,300) (a)                                            7.250          09/01/23      2,093,613
  4,000  New Hampshire Higher Ed & Hlth Fac Auth Rev New England College                     6.125          03/01/19      3,316,760
    695  New Hampshire Higher Ed & Hlth Fac Auth Rev New London Hosp Assn Proj               7.500          06/01/05        710,631
  1,000  New Hampshire Higher Ed & Hlth Fac Auth Rev Riverwoods at Exeter Ser A              6.500          03/01/23        987,310
  1,500  New Hampshire Higher Ed & Hlth Hosp Littleton Hosp Assn Ser A                       5.900          05/01/18      1,418,760
  1,250  New Hampshire Higher Ed & Hlth Hosp Littleton Hosp Assn Ser A                       6.000          05/01/28      1,109,613
  1,570  New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua Ser A                     6.875          05/01/23      1,574,663
  4,600  New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua Ser A                     6.875          05/01/33      4,552,252
  1,000  New Hampshire Hlth & Ed Fac Auth Rev NH College Issue                               7.500          01/01/31      1,077,990
  6,315  New Hampshire Hlth & Ed Fac Daniel Webster College Issue                            7.500          07/01/31      6,267,132
  1,735  New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth                              5.500          07/01/34      1,757,746
  3,045  New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT)
         (Acquired 06/29/93, Cost $2,993,256) (a)                                            7.750          06/01/14      3,034,586
  3,000  New Hampshire St Business Fin Auth Rev Alice Peck Day Hlth Sys Ser A Rfdg           7.000          10/01/29      3,013,020
    165  New Hampshire St Hsg Fin Auth Single Family Rev Mtg Acquisition Ser G (AMT)         6.300          01/01/26        169,693
    355  New Hampshire St Hsg Fin Auth Single Family Rev Ser D (AMT)                         5.900          07/01/28        366,300
                                                                                                                       -------------
                                                                                                                         47,374,433
                                                                                                                       -------------

         NEW JERSEY    4.1%
  4,990  Camden Cnty, NJ Impt Auth Lease Rev Dockside Refrig (Acquired 03/08/96,
         01/29/97, 02/03/97, 05/20/97, Cost $5,162,303) (a) (b) (c)                          8.400          04/01/24      4,016,950
  4,500  Camden Cnty, NJ Impt Auth Lease Rev Kaighn PT Marine Term Ser A (AMT)
         (Asset Gty Insd) (b) (c)                                                            8.000          06/01/27        262,350

  2,000  Camden Cnty, NJ Impt Auth Rev Hlth Care Redev Cooper Hlth Ser A                     5.750          02/15/34      2,014,240
  6,000  New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac Ser A                              7.250          11/15/21      6,185,820
  3,450  New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes Ser A                     6.125          07/01/23      3,490,193
  5,800  New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes Ser A                     6.250          07/01/33      5,845,240
    200  New Jersey Econ Dev Auth First Mtg Cranes Mill Ser A                                7.000          02/01/10        205,834
  1,500  New Jersey Econ Dev Auth First Mtg Cranes Mill Ser A                                7.375          02/01/17      1,565,115
  3,500  New Jersey Econ Dev Auth First Mtg Cranes Mill Ser A                                7.500          02/01/27      3,655,575
  2,355  New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj                             5.750          10/01/23      2,200,818
    600  New Jersey Econ Dev Auth First Mtg Hamilton Cont Care Ser A                         8.350          11/01/30        610,512
  1,500  New Jersey Econ Dev Auth First Mtg Presbyterian Ser A                               6.250          11/01/20      1,524,750
  1,500  New Jersey Econ Dev Auth First Mtg Presbyterian Ser A                               6.375          11/01/31      1,522,500
  1,250  New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj                            8.000          04/01/23      1,275,463
  3,500  New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj                            8.000          04/01/31      3,549,385
  6,000  New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj                            7.750          04/01/33      5,951,640
  1,000  New Jersey Econ Dev Auth Holt Hauling & Warehsg Rev Ser G Rfdg (b) (c)              8.400          12/15/15        805,000
  2,000  New Jersey Econ Dev Auth Retirement Cmnty Rev Seabrook Vlg Inc Ser A                8.250          11/15/30      2,149,860
  1,000  New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A                                 8.000          11/15/15      1,080,210
  1,000  New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A                                 8.125          11/15/18      1,055,130
  1,440  New Jersey Econ Dev Auth Retirement Cmnty Rev Ser A                                 8.125          11/15/23      1,543,968
    500  New Jersey Econ Dev Auth Rev First Mtg Fellowship Vlg Proj Ser A
         (LOC: BNP Paribus Group) (Prerefunded @ 01/01/05)                                   8.500          01/01/10        521,445
  1,000  New Jersey Econ Dev Auth Rev First Mtg Fellowship Vlg Proj Ser A
         (LOC: BNP Paribus Group) (Prerefunded @ 01/01/05)                                   9.250          01/01/25      1,045,500
    975  New Jersey Econ Dev Auth Rev First Mtg Millhouse Proj Ser A                         8.250          04/01/10        536,894
  2,060  New Jersey Econ Dev Auth Rev First Mtg Millhouse Proj Ser A                         8.500          04/01/16      1,129,271
    825  New Jersey Econ Dev Auth Rev First Mtg Winchester Gardens Ser A
         (Escrowed to Maturity)                                                              7.500          11/01/05        856,342
  1,100  New Jersey Econ Dev Auth Rev First Mtg Winchester Gardens Ser A
         (Prerefunded @ 11/01/06)                                                            8.500          11/01/16      1,266,617
  1,500  New Jersey Econ Dev Auth Rev First Mtg Winchester Gardens Ser A
         (Prerefunded @ 11/01/06)                                                            8.625          11/01/25      1,731,045
  1,625  New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj Ser A (AMT)                     6.125          06/01/18      1,372,589
    860  New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj Ser A (AMT)                     6.750          07/01/19        801,787
  2,500  New Jersey Econ Dev Auth Rev Sr Living Fac Esplanade Bear                           7.000          06/01/39      2,066,350
  7,055  New Jersey Econ Dev Auth Spl Fac Rev Continental Airl Inc Proj (AMT)                6.625          09/15/12      6,280,361
 12,360  New Jersey Econ Dev Auth Spl Fac Rev Continental Airl Inc Proj (AMT)                6.250          09/15/19      9,724,106
  1,000  New Jersey Econ Dev Auth Spl Fac Rev Continental Airl Inc Proj (AMT)                6.400          09/15/23        771,070
 16,590  New Jersey Econ Dev Auth Spl Fac Rev Continental Airl Inc Proj (AMT)                6.250          09/15/29     12,149,687
    680  New Jersey Econ Dev Auth Spl Fac Rev Continental Airl Inc Proj (AMT)                7.000          11/15/30        532,658
 25,125  New Jersey Econ Dev Auth Spl Fac Rev Continental Airl Inc Proj (AMT)                9.000          06/01/33     24,270,248
  4,895  New Jersey Econ Dev Auth Sr Mtg Arbor Ser A                                         6.000          05/15/28      4,552,056
  2,080  New Jersey Econ Dev Auth Sr Mtg Arbor Ser A (Prerefunded @ 5/15/09)                 6.000          05/15/28      2,419,997
  2,500  New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig                               5.750          07/01/29      2,399,375
  4,385  New Jersey Hlthcare Cap Hlth Sys Oblig Grp Ser A                                    5.750          07/01/23      4,631,612
  1,500  New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A                   5.000          07/01/26      1,455,300
  3,000  New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A                   5.375          07/01/33      3,014,430
  1,850  New Jersey Hlthcare Fac Fin Auth Rev Care Institute Inc Cherry Hill Proj            7.750          07/01/10      1,917,266
  1,000  New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr NY Hlthcare                  6.625          07/01/31      1,052,410
  1,250  New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn                          6.000          07/01/13      1,170,875
  1,200  New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn                          6.500          07/01/23      1,141,200
  7,000  New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn                          6.625          07/01/36      6,482,560
  1,640  New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr Issue Rfdg                 7.250          07/01/14      1,710,520
  2,135  New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp                              6.000          07/01/32      2,234,491
    720  New Jersey Hlthcare Fac Trinitas Hosp Oblig Grp                                     7.500          07/01/30        805,745
  1,055  New Jersey St Ed Fac Auth Rev Caldwell College Ser A                                7.250          07/01/25      1,084,044
  3,775  New Jersey St Ed Fac Auth Rev Felician College of Lodi Ser D
         (Acquired 11/07/97, Cost $3,775,000) (a)                                            7.375          11/01/22      3,813,052
  5,000  New Jersey St Ed Fac Auth Rols RR II R 295 1 (Inverse Fltg)
         (Acquired 08/23/04, Cost $5,389,689) (a) (e)                                        9.000          07/01/26      5,413,350
  5,000  New Jersey St Ed Fac Auth Rols RR II R 295 2 (Inverse Fltg)
         (Acquired 08/23/04, Cost $5,357,689) (a) (e)                                        9.000          07/01/27      5,395,600
                                                                                                                       -------------
                                                                                                                        166,260,406
                                                                                                                       -------------

         NEW MEXICO    0.7%
  7,085  Albuquerque, NM Retirement Fac Rev La Vida Llena Proj Ser B Rfdg                    6.600          12/15/28      6,924,950
  1,500  Bernalillo Cnty, NM Multi-Family Rev Hsg Sr Solar Villas Apt Ser F                  7.250          10/15/22      1,547,730
  3,000  Farmington, NM Pollutn Ctl Rev Public Svc Co NM Proj Ser A (AMT)                    6.600          10/01/29      3,157,140
  3,915  New Mexico Hsg Auth Region lll Sr Brentwood Gardens Apt Ser A (AMT)                 6.850          12/01/31      4,026,186
  2,370  New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj Sr Ser A                            7.500          12/01/30      2,402,256
  2,770  RHA Hsg Dev Corp NM Multi-Family Rev Mtg Woodleaf Apt Proj Ser A Rfdg
         (GNMA Collateralized)                                                               7.125          12/15/27      2,563,220
  3,445  San Juan Cnty, NM Multi-Family Hsg Apple Ridge Apts Sr Ser A (AMT)                  7.250          12/01/31      3,510,765
  3,250  Santa Fe Cnty, NM Proj Rev El Castillo Retirement Ser A                             5.625          05/15/25      2,914,893
    575  Santa Fe, NM Indl Rev Casa Real Nursing Home Rfdg                                   9.750          01/01/13        575,414
    750  Ventana West Pub Impt Dist New Mexico                                               6.875          08/01/33        763,140
                                                                                                                       -------------
                                                                                                                         28,385,694
                                                                                                                       -------------

         NEW YORK    6.4%
  1,000  Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek Proj Ser A                            7.000          12/01/24        788,190

  1,500  Amherst, NY Indl Dev Agy Sr Rev Sharrey Zedek Proj Ser A                            7.000          12/01/34      1,181,145
  1,970  Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen Proj Ser A                          6.875          06/01/39      1,868,053
  1,105  Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc Ser A                              7.750          11/15/10      1,159,532
  3,000  Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc Ser A                              8.125          11/15/20      3,154,230
  1,000  Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc Ser A                              8.250          11/15/30      1,047,370
  1,340  Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates
         Fac Ser A (AMT)                                                                     6.250          12/01/23      1,334,640
  4,760  Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates
         Fac Ser A (AMT)                                                                     6.375          12/01/37      4,720,397
    945  Castle Rest Residential Hlthcare Fac NY Rev Hlthcare Fac Ser B                      8.000          08/01/10        625,496
  3,500  Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Ser A Rfdg                        7.500          03/01/29      3,465,560
 25,000  Metropolitan Trans Auth NY Ser A                                                    5.125          11/15/31     25,469,250
  5,000  Metropolitan Trans Auth NY Ser B                                                    5.250          11/15/32      5,148,950
  7,500  Metropolitan Transn Auth NY Rites Port Auth 1273 (Inverse Fltg)
         (Acquired 08/30/04, Cost $8,301,000) (FSA Insd) (a) (e)                             9.000          11/15/24      8,301,000
  2,000  Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sen Living Ser A              6.750          05/01/23      1,986,140
  5,000  Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sen Living Ser A              6.875          05/01/33      4,875,450
    915  Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj                                      8.000          11/15/15        986,123
  1,570  Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj                                      8.550          11/15/32      1,710,185
  1,000  Mount Vernon, NY Indl Dev Agy Civic Fac Rev                                         6.200          06/01/29        929,620
  2,000  New York City Indl Dev Agy Amern Airl Inc Proj (AMT)                                6.900          08/01/24      1,244,380
    110  New York City Indl Dev Agy British Airways Plc Proj (AMT)                           5.250          12/01/32         79,714
 12,475  New York City Indl Dev Agy British Airways Plc Proj (AMT)                           7.625          12/01/32     12,350,001
  3,320  New York City Indl Dev Agy Civic Fac Rev Cmnty Res Developmentally Disabled         7.500          08/01/26      3,380,590
  3,665  New York City Indl Dev Agy Civic Fac Rev Our Lady of Mercy Med Ctr
         Pkg Corp Proj                                                                       8.500          12/30/22      3,647,445
  3,000  New York City Indl Dev Agy Civic Fac Rev Psch Inc Proj                              6.375          07/01/33      3,165,570
  2,650  New York City Indl Dev Agy Civic Fac Rev Spl Place Inc Proj Ser A                   7.000          01/01/33      2,771,158
  5,345  New York City Indl Dev Agy Civic Fac Rev Touro College Proj Ser A
         (Acquired 06/29/99, 06/6/01, 07/22/02, Cost $4,980,640) (a)                         6.350          06/01/29      5,141,569
  4,000  New York City Indl Dev Agy JFK Intl Arpt Proj Ser A (AMT)                           8.000          08/01/12      3,165,840
  3,000  New York City Indl Dev Agy JFK Intl Arpt Proj Ser B (AMT)                           8.500          08/01/28      2,251,830
    315  New York City Indl Dev Agy Lycee Francais De NY Proj Ser A (ACA Insd)               5.375          06/01/23        321,174
  5,000  New York City Indl Dev Agy Lycee Francais De NY Ser C                               6.800          06/01/28      5,191,800
  3,500  New York City Indl Dev Agy Northwest Airl Inc (AMT)                                 6.000          06/01/27      2,479,890
  7,500  New York City Indl Dev Agy Rev Visy Paper Inc Proj (AMT)                            7.950          01/01/28      7,837,275
  1,250  New York City Indl Dev Agy Spl Fac Rev Continental Airl Inc (AMT)                   8.000          11/01/12      1,083,275
  1,250  New York City Indl Dev Agy Spl Fav Rev Continental Airl Inc (AMT)                   8.375          11/01/16      1,064,863
  5,020  New York City Muni Wtr Auth Rev Drivers Ser 297 (Inverse Fltg)
         (Acquired 09/27/02, Cost $5,235,237) (FSA Insd) (a) (e)                            10.105          06/15/26      5,290,678
  5,000  New York City Muni Wtr Fin Drivers Ser 499 (Inverse Fltg)
         (Acquired 08/18/04, Cost $5,187,589) (a) (e)                                        8.369          06/15/11      5,105,600
  1,000  New York City Muni Wtr Fin Ser A (FGIC Insd)                                        5.750          06/15/31      1,103,010
 10,000  New York City Transn drivers Ser 508 (Variable Rate Coupon)
         (Acquired 08/31/04, Cost $10,249,511) (a)                                           8.400          02/01/12     10,163,400
  2,000  New York St Dorm Auth Rev North Shore L I Jewish Grp                                5.375          05/01/23      2,079,900
  4,375  New York St Dorm Auth Rev Rites Port Auth 1272 Ser A (Inverse Fltg)
         (Acquired 08/23/04, Cost $4,995,069) (FGIC Insd) (a) (e)                            9.000          07/01/18      5,083,838
  6,220  New York St Dorm Auth Rev Rites Port Auth 1272 Ser B (Inverse Fltg)
         (Acquired 08/23/04, Cost $7,007,017) (FGIC Insd) (a) (e)                            9.000          07/01/19      7,154,368
  2,500  New York St Dorm Auth Rev Winthrop South Nassau Univ                                5.500          07/01/23      2,594,525
  5,195  New York St Dorm Auth Rev Winthrop South Nassau Univ                                5.750          07/01/28      5,439,840
  4,000  New York St Dorm Auth Rev Winthrop Univ Hosp Assn Ser A                             5.500          07/01/23      4,119,520
  2,140  Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Ser A                                       7.600          09/01/15      2,108,777
  1,250  Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med Ser A                    5.875          12/01/29      1,107,125
  1,520  Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med Ser B                    6.000          12/01/19      1,415,029
    400  Onondaga Cnty, NY Indl Dev Agy Civic Fac Rev Iroquois Nursing Home
         Ser B (FHA Gtd)                                                                     7.000          02/01/09        399,816
  4,000  Orange Cnty, NY Indl Dev Agy Arden Hill Life Care Ctr Proj Ser A                    7.000          08/01/31      3,989,080
    425  Oswego Cnty, NY Indl Dev Agy Civic Fac Rev                                          7.000          02/01/12        423,997
  2,500  Peekskill, NY Indl Dev Agy Sr Drum Hill Sr Living Proj (AMT)                        6.375          10/01/28      2,203,550
  2,000  Port Auth NY & NJ Delta Airl Inc Proj Ser 1R                                        6.950          06/01/08      1,962,840
  6,225  Port Auth NY & NJ Rites Port Auth 1269 Ser A (AMT) (Inverse Fltg)
         (Acquired 08/03/04, Cost $6,993,788) (MBIA Insd) (a) (e)                            8.663          11/01/17      7,332,303
  3,580  Port Auth NY & NJ Rites Port Auth 1269 Ser B (AMT) (Inverse Fltg)
         (Acquired 08/03/04, Cost $3,977,487) (MBIA Insd) (a) (e)                            8.663          11/01/18      4,175,211
  4,000  Port Auth NY & NJ Rites Port Auth 1271 (AMT) (Inverse Fltg)
         (Acquired 08/17/04, Cost $4,701,480) (MBIA Insd) (a) (e)                            8.663          11/01/16      4,751,560
  5,075  Rockland Cnty, NY Indl Dev Agy Civic Fac Rev Dominican College Proj
         (Acquired 06/30/98, 01/28/00, 11/13/00, 11/17/00, Cost $4,656,737) (a)              6.250          05/01/28      5,028,056
  2,295  Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev Highpointe at Malta Proj Ser A            6.875          06/01/39      2,088,221
  1,000  Suffolk Cnty, NY Gurwin Jewish Phase II                                             6.700          05/01/39      1,024,110
  5,250  Suffolk Cnty, NY Indl Dev Agy Cont Care Retirement Cmnty Rev First Mtg
         Jeffersons Ferry                                                                    7.250          11/01/28      5,475,120
  1,000  Suffolk Cnty, NY Indl Dev Agy Cont Care Retirement Peconic Landing Ser A            8.000          10/01/20      1,061,610
  2,000  Suffolk Cnty, NY Indl Dev Agy Cont Care Retirement Peconic Landing Ser A            8.000          10/01/30      2,100,320
  4,720  Suffolk Cnty, NY Indl Dev Agy Eastern Long Is Hosp Assoc Ser A                      7.750          01/01/22      4,775,979
  3,100  Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev Spellman High Voltage
         Fac Ser A (AMT)                                                                     6.375          12/01/17      2,755,993

  4,655  Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev Hebrew Academy Spl Children            7.500          06/01/32      4,695,545
    255  Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest Ser B                               7.500          08/01/10        256,209
  1,350  Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home Ser A                           7.375          03/01/21      1,385,492
  2,325  Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home Ser A                           7.375          03/01/31      2,371,221
    695  Ulster Cnty, NY Indl Dev Agy Civic Fac Rev Benedictine Hosp Proj Ser A              6.250          06/01/08        698,600
  1,000  Ulster Cnty, NY Indl Dev Agy Civic Fac Rev Benedictine Hosp Proj Ser A              6.400          06/01/14      1,001,500
  2,950  Ulster Cnty, NY Indl Dev Agy Civic Fac Rev Benedictine Hosp Proj Ser A              6.450          06/01/24      2,883,684
  3,750  Utica, NY Indl Dev Agy Civic Fac Rev Utica College Civic Fac                        6.850          12/01/31      3,872,550
  1,235  Utica, NY Indl Dev Agy Civic Futica College Proj Ser A                              6.875          12/01/34      1,315,818
    765  Utica, NY Indl Dev Agy Utica College Ser A                                          6.875          12/01/24        818,336
  5,000  Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj Ser A                   6.375          01/01/24      5,085,000
  5,000  Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj Ser A                   6.500          01/01/34      5,008,000
  2,000  Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg Inc Ser A                          7.375          07/01/30      2,126,140
                                                                                                                       -------------
                                                                                                                        257,759,176
                                                                                                                       -------------

         NORTH CAROLINA    0.8%
  1,000  Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin Auth Intl Paper Co
         Proj Ser A (AMT)                                                                    5.900          09/01/25      1,026,260
  1,250  North Carolina Cap Fac Fin Agy Rev Duke Univ Proj Ser A                             5.125          10/01/41      1,272,450
  1,000  North Carolina Med Care Commn First Mtg Arbor Acres Cmnty Proj                      6.250          03/01/27      1,000,720
  7,050  North Carolina Med Care Commn First Mtg Baptist Retirement Ser A                    6.400          10/01/31      7,175,208
  3,000  North Carolina Med Care Commn First Mtg Forest at Duke Proj                         6.375          09/01/32      3,110,130
  2,500  North Carolina Med Care Commn First Mtg Presbyterian Homes Proj                     7.000          10/01/31      2,660,450
  2,500  North Carolina Med Care Commn First Mtg Salemtowne Proj                             6.625          04/01/31      2,553,500
  1,200  North Carolina Med Care Commn First Mtg Utd Methodist Homes                         7.000          10/01/17      1,240,500
  9,500  North Carolina Med Care Commn Retirement Fac Rev First Mtg Givens Estates
         Proj Ser A                                                                          6.500          07/01/32      9,670,810
  1,250  North Carolina Med Care Commn Retirement Fac Rev First Mtg Utd
         Methodist Homes                                                                     7.250          10/01/32      1,317,338
                                                                                                                       -------------
                                                                                                                         31,027,366
                                                                                                                       -------------

         NORTH DAKOTA    0.3%
  2,610  Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg Lutheran Rfdg                        6.100          10/01/23      2,253,944
    495  Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Ser A Rfdg (AMT)                  7.250          09/01/21        477,932
    765  Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Ser A Rfdg (AMT)                  7.400          09/01/26        735,769
  2,120  Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Ser A Rfdg (AMT)                  7.600          09/01/31      2,034,649
  1,000  Grand Forks, ND Nursing Fac Vly Homes & Svcs Proj Ser A                             6.250          11/01/29      1,003,380
  4,000  Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly Square Proj                            6.250          12/01/34      3,795,120
  1,905  Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly Square Proj                            6.375          12/01/34      1,846,745
                                                                                                                       -------------
                                                                                                                         12,147,539
                                                                                                                       -------------

         OHIO    1.6%
  1,500  Akron Bath Copley, OH St Twp Hosp Dist Rev Summa Hosp Ser A                         5.375          11/15/24      1,494,375
  4,000  Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem Ser A Rfdg                          6.900          11/15/23      4,036,280
  7,650  Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem Ser A Rfdg                          7.125          11/15/33      7,756,412
  5,000  Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj                            7.350          12/01/31      5,293,050
  2,870  Cleveland, OH Arpt Spl Rev Continental Airl Inc Proj (AMT)                          5.375          09/15/27      1,828,420
  1,000  Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings Hall                                    7.200          11/15/14      1,032,830
  1,500  Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings Hall                                    7.300          11/15/23      1,519,815
  3,000  Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                                      7.500          01/01/30      3,316,710
  1,039  Cuyahoga Cnty, OH Multi-Family Rev Hsg Park Lane Apts Ser A1 Rfdg                   6.000          10/01/37        757,498
  1,802  Cuyahoga Cnty, OH Multi-Family Rev Hsg Park Lane Apts Ser A2 Rfdg (b)               5.460          10/01/37          1,802
  7,000  Cuyahoga Cnty, OH Rev Ser A Rfdg                                                    6.000          01/01/32      7,507,290
  4,000  Dayton, OH Spl Fac Rev Air Freight Cargo Day LLC Proj (AMT)                         6.300          04/01/22      3,588,840
  2,000  Dayton, OH Spl Fac Rev Air Freight Ser D (AMT)                                      6.200          10/01/09      1,993,260
  2,120  Hamilton Cnty, OH Multi-Family Rev Hsg Garden Hill Washington Pk Apt (AMT)          7.750          10/01/21      1,936,705
  2,500  Lorain Cnty, OH Hosp Rev Catholic Hlthcare                                          5.375          10/01/30      2,555,750
  2,100  Lorain Cnty, OH Hosp Rev Mtg Elyria Utd Methodist Ser C Rfdg                        6.875          06/01/22      2,176,083
  1,000  Lucas Cnty, OH Hlthcare Impt Sunset Retirement Ser A Rfdg                           6.550          08/15/24      1,044,080
    500  Lucas Cnty, OH Hlthcare Impt Sunset Retirement Ser A Rfdg                           6.625          08/15/30        520,680
  1,000  Madison Cnty, OH Hosp Impt Rev Madison Cnty Hosp Proj Rfdg                          6.250          08/01/18        944,080
  3,300  Madison Cnty, OH Hosp Impt Rev Madison Cnty Hosp Proj Rfdg                          6.400          08/01/28      3,050,652
  2,000  Ohio St Air Quality Dev Auth Pollutn Ctl Cleveland Ser A Rfdg                       6.000          12/01/13      2,063,720
  2,000  Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Coll Cleveland Elec Ser A Rfdg (AMT)       8.000          10/01/23      2,050,540
  2,000  Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Coll Toledo Edison Ser A Rfdg (AMT)        8.000          10/01/23      2,050,540
  1,000  Pinnacle Cmnty Infrastructure Fac Ser A                                             6.000          12/01/22      1,015,590
  2,000  Pinnacle Cmnty Infrastructure Fac Ser A                                             6.250          12/01/36      2,046,000
    500  Port Gtr Cincinnati Dev Auth Coop Pub Pkg Infrastructure Proj                       6.300          02/15/24        505,880
  2,030  Port Gtr Cincinnati Dev Auth Coop Pub Pkg Infrastructure Proj                       6.400          02/15/34      2,054,725
                                                                                                                       -------------
                                                                                                                         64,141,607
                                                                                                                       -------------

         OKLAHOMA    1.4%
  1,170  Citizen Potawatomi Nation OK Ser A                                                  6.500          09/01/16      1,183,946
  1,150  Langston, OK Econ Dev Langston Cmnty Dev Corp Proj Ser A                            7.625          08/01/20      1,137,385
  1,000  Langston, OK Econ Dev Langston Cmnty Dev Corp Proj Ser A                            7.750          08/01/30        984,000
  1,200  Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Ser A Rfdg                            7.000          04/01/25      1,208,748

  1,990  Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Ser A Rfdg                            7.600          04/01/30      2,055,332
  5,000  Oklahoma Dev Fin Auth Rev Comache Cnty Hosp Proj Ser B                              6.375          07/01/21      5,202,400
    500  Oklahoma Dev Fin Auth Rev Comache Cnty Hosp Proj Ser B                              6.600          07/01/31        521,610
  2,500  Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A Rfdg
         (Prerefunded @ 08/15/09)                                                            5.750          08/15/12      2,852,050
  2,000  Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A Rfdg
         (Prerefunded @ 08/15/09)                                                            5.750          08/15/13      2,281,640
  1,000  Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A Rfdg
         (Prerefunded @ 08/15/09)                                                            5.750          08/15/15      1,140,820
  3,740  Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A Rfdg
         (Prerefunded @ 08/15/09)                                                            5.625          08/15/19      4,245,237
  8,220  Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Ser A Rfdg
         (Prerefunded @ 08/15/09)                                                            5.625          08/15/29      9,330,440
  1,000  Stillwater, OK Med Ctr Auth                                                         5.625          05/15/23      1,010,160
  2,000  Tulsa Cnty, OK Indl Auth Multi-Family Hsg Shadybrook Apt Ser A                      6.375          07/01/28      1,579,440
  2,250  Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj                                          7.350          12/01/11      2,030,580
    300  Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj Rfdg                                     6.250          06/01/20        221,928
  4,475  Tulsa, OK Muni Arpt Tr Rev AMR Ser A Rfdg (AMT) (Variable Rate Coupon)              5.800          06/01/35      4,441,617
 10,000  Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg (AMT) (Variable Rate Coupon)              6.000          06/01/35      9,222,200
  5,000  Tulsa, OK Muni Arpt Tr Rev AMR Ser B Rfdg (AMT) (Variable Rate Coupon)              5.650          12/01/35      4,518,550
    500  Woodward, OK Muni Auth Hosp Rev                                                     8.250          11/01/09        510,795
                                                                                                                       -------------
                                                                                                                         55,678,878
                                                                                                                       -------------

         OREGON    1.1%
  2,000  Clackamas Cnty, OR Hosp Fac Willamette View Inc Proj Ser A                          7.500          11/01/29      2,111,240
  1,280  Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg                                            6.000          08/01/14      1,250,074
  4,000  Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg                                            6.875          08/01/28      4,010,240
  1,745  Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg Forest Glen Ser A                    7.500          09/01/27      1,757,232
  9,900  Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza Proj Rfdg
         (Acquired 05/16/03, 11/17/03, Cost $9,663,295) (a)                                  6.500          12/01/29      9,897,525
  3,000  Oregon St Fac Auth Rev College Hsg Northwest Proj Ser A                             5.450          10/01/32      3,061,230
  3,818  Oregon St Hlth Hsg Ed & Cultural Fac Auth (AMT)                                     7.250          06/01/28      3,703,548
  3,000  Oregon St Hlth Hsg Ed Auth Ore Baptist Retirement Homes Ser A                       8.000          11/15/26      3,148,170
  1,220  Oregon St Hsg & Cmnty Svc Dep Single Family Mtg Ser A                               5.350          07/01/30      1,249,463
    585  Oregon St Hsg & Cmnty Svc Dep Single Family Mtg Ser B (AMT)                         5.450          07/01/32        593,734
  4,745  Oregon St Veterans Welfare Ser 81                                                   5.250          10/01/42      4,809,722
  9,925  Yamhill Cnty, OR Hosp Auth Rev Friendsview Retirement Cmnty                         7.000          12/01/34      9,906,143
                                                                                                                       -------------
                                                                                                                         45,498,321
                                                                                                                       -------------

         PENNSYLVANIA    6.7%
 11,310  Allegheny Cnty, PA Hosp Dev Auth Covenant at South Hills Ser A                      8.750          02/01/31      8,517,561
  1,000  Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph                    5.875          08/15/18        950,220
  4,500  Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph                    6.000          08/15/28      4,141,665
    330  Allegheny Cnty, PA Hosp Dev Auth Rev Covenant at South Hills Ser A                  8.625          02/01/21        248,457
  1,000  Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South Hills Hlth Sys Ser B                6.625          05/01/20      1,038,380
  1,000  Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                                          9.250          11/15/15      1,138,660
  6,240  Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                                          9.250          11/15/22      7,105,238
 11,925  Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B                                          9.250          11/15/30     13,578,521
  1,695  Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)                                    6.625          09/01/24      1,580,672
  6,665  Allegheny Cnty, PA Indl Dev Auth Lease Rev Air Freight Cargo Fac
         Pit LLC (AMT)                                                                       7.750          09/01/31      6,918,270
  2,665  Allentown, PA Area Hosp Auth Rev                                                    6.500          11/15/08      2,693,249
  7,365  Allentown, PA Area Hosp Auth Rev Sacred Heart Hosp of Allentown Ser A Rfdg          6.750          11/15/14      7,419,722
  6,750  Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev Coll Toledo Edison Co
         Proj Rfdg                                                                           7.625          05/01/20      7,081,830
  4,000  Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev Coll Toledo Edison Co
         Proj Ser A Rfdg                                                                     7.750          05/01/20      4,300,520
  2,000  Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj Ser A                                6.900          01/01/22      2,038,280
  4,275  Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj Ser A                                7.000          01/01/34      4,356,738
  1,000  Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler                    6.100          05/01/14        984,230
    900  Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler                    6.200          05/01/19        867,708
  2,000  Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler                    6.300          05/01/29      1,868,320
  1,000  Chartiers Vly, PA Indl & Com Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg            6.375          12/01/19      1,015,040
  2,500  Chartiers Vly, PA Indl & Com Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg            6.375          12/01/24      2,457,050
  2,000  Chartiers Vly, PA Indl Asbury Hlth Ctr Proj Rfdg                                    7.400          12/01/15      2,046,840
 10,295  Chester Cnty, PA Hlth & Ed Fac Chester Cnty Hosp Ser A                              6.750          07/01/31     10,044,832
  2,250  Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj                                    7.250          07/01/24      2,271,375
  2,200  Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj                                    7.625          07/01/34      2,229,062
  3,100  Cliff House Ctf Trust Var Sts Ctf Part Ser A (AMT)                                  6.625          06/01/27      2,499,654
  1,000  Crawford Cnty, PA Hosp Auth Sr Living Fac Rev                                       6.250          08/15/29        990,730
  1,000  Cumberland Cnty, PA Indl Dev Auth Rev First Mtg Woods Cedar
         Run Ser A Rfdg (b)                                                                  6.500          11/01/18        560,720
  3,250  Cumberland Cnty, PA Indl Dev Auth Rev First Mtg Woods Cedar Run
         Ser A Rfdg (b)                                                                      6.500          11/01/28      1,820,130
  4,000  Dauphin Cnty, PA Gen Auth Rev Office & Pkg Forum Place Ser A                        6.000          01/15/25      1,896,000
  5,500  Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office                        6.000          01/01/25      4,921,290
  1,500  Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg Proj Rfdg                           7.000          06/01/21      1,512,990
 12,500  Delaware Cnty, PA Auth Rev First Mtg Riddle Vlg Proj Rfdg                           7.000          06/01/26     12,586,500
  2,100  Delaware Cnty, PA Auth Rev White Horse Vlg Proj Ser A Rfdg                          7.500          07/01/18      2,160,669
  1,000  Delaware Cnty, PA Auth Rev White Horse Vlg Proj Ser A Rfdg                          7.625          07/01/30      1,052,710
  4,360  Grove City, PA Area Hosp Auth Hlth Fac Rev Grove Manor Proj                         6.625          08/15/29      4,367,238
  4,530  Hazleton, PA Hlth Svc Auth Hazleton Saint Joseph Med Ctr                            6.200          07/01/26      4,135,935
  2,200  Indiana Cnty, PA Indl Dev Auth Pseg Pwr LLC Proj Rfdg (AMT)                         5.850          06/01/27      2,227,478

  1,650  Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg Proj Ser A                          7.625          05/01/31      1,702,899
  2,500  Lehigh Cnty, PA Gen Purp Auth Good Shepherd Grp Ser A                               5.625          11/01/34      2,543,950
  3,000  Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church
         Home Inc                                                                            7.750          11/01/33      3,229,980
  3,000  Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church
         Home Inc Proj Ser A                                                                 6.000          12/15/23      2,832,930
  3,000  Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg                          6.000          11/01/18      2,765,670
  6,085  Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg                          6.000          11/01/23      5,325,835
  1,790  Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj                        6.100          06/01/18      1,598,166
  4,000  Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj                        6.300          06/01/28      3,374,000
  2,400  Luzerne Cnty, PA Indl Dev Auth First Mtg Gross Rev Rfdg                             7.875          12/01/13      2,428,032
  2,500  Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr                                   6.000          01/01/43      2,556,200
  7,000  Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A          5.125          06/01/32      6,968,640
  2,500  Montgomery Cnty, PA Higher Ed & Temple Continuing Care Ctr (b)                      6.625          07/01/19        504,950
  2,000  Montgomery Cnty, PA Higher Ed & Temple Continuing Care Ctr (b)                      6.750          07/01/29        400,700
  2,200  Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev GDL Farms Corp
         Proj Rfdg                                                                           6.500          01/01/20      2,123,308
  2,000  Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp
         Proj Ser A Rfdg                                                                     6.000          12/01/10      2,002,160
  1,000  Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp
         Proj Ser A Rfdg                                                                     6.250          12/01/17        944,590
    500  Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp Rfdg             7.000          12/01/10        518,165
  1,500  Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp Rfdg             7.250          12/01/15      1,516,995
  4,000  Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp Rfdg             7.400          12/01/20      4,069,600
  3,300  Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare Adv Geriatric Ser A                  8.375          07/01/23      3,074,412
  2,660  Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth Academy                            7.750          09/01/14      2,675,056
  1,600  Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A                              5.625          07/01/32      1,632,336
  2,350  Northeastern PA Hosp & Ed Auth Hlthcare Rev                                         7.125          10/01/29      2,270,100
  2,900  Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj Ser A (AMT)               6.125          11/01/21      2,964,583
  2,755  Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj Ser A (AMT)               6.250          11/01/31      2,814,536
  3,000  Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj Ser A (AMT)               6.375          11/01/41      3,060,990
  2,650  Pennsylvania Econ Dev Fin Auth Exempt Fav Rev Amtrak Proj Ser A (AMT)               6.500          11/01/16      2,821,296
  2,230  Pennsylvania Econ Dev Fin Northwestern Human Svc Ser A                              5.250          06/01/28      1,632,382
  5,000  Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ                                5.500          05/01/34      5,068,350
    985  Pennsylvania St Higher Ed Student Assn Inc Proj Ser A                               6.750          09/01/32      1,024,676
  1,565  Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                                       6.000          01/15/31      1,652,014
  2,600  Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia Ser A               5.500          11/15/18      2,543,398
  5,250  Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia Ser A               5.600          11/15/28      4,852,943
  2,500  Philadelphia, PA Auth for Indl Pauls Run Ser A                                      5.875          05/15/28      2,445,650
  1,090  Philadelphia, PA Auth Indl Dev Cathedral Vlg Proj Ser A                             6.750          04/01/23      1,102,230
  1,500  Philadelphia, PA Auth Indl Dev Cathedral Vlg Proj Ser A                             6.875          04/01/34      1,519,560
  8,500  Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg                                    7.750          12/01/17      8,678,330
  3,985  Philadelphia, PA Hosp & Higher Chestnut Hill Hosp                                   6.500          11/15/22      3,986,235
  2,180  Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev Rfdg                            6.500          07/01/27      2,186,889
  4,000  Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svcs A        7.250          01/01/21      4,151,960
  2,495  Philadelphia, PA Hosp & Higher Ed Temple Univ Hosp                                  5.500          11/15/15      2,499,042
  2,000  Philadelphia, PA Hosp & Higher Ed Temple Univ Hosp Ser A                            6.625          11/15/23      2,019,300
  2,000  Scranton-Lackawanna, PA Hlth & Welfare Auth Rev Marian Cmnty Hosp Proj Rfdg
         (Prerefunded @ 01/15/07)                                                            7.125          01/15/13      2,255,320
  1,465  Scranton-Lackawanna, PA Hlth & Welfare Auth Rev Marian Cmnty Hosp Proj Rfdg
         (Prerefunded @ 01/15/07)                                                            7.250          01/15/17      1,656,212
  3,100  Scranton-Lackawanna, PA Hlth & Welfare Auth Rev Marian Cmnty Hosp Proj Rfdg
         (Prerefunded @ 01/15/07)                                                            7.350          01/15/22      3,511,432
    250  Warren Cnty, PA Indl Dev Auth Beverly Enterprises Rfdg                              9.000          11/01/12        250,728
  3,600  Westmoreland Cnty, PA Indl Dev Auth Rev Hlthcare Fac Redstone Rfdg                  5.850          11/15/29      3,257,892
  2,500  Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone Ser B                          8.000          11/15/23      2,688,225
  2,970  Wilkinsburg, PA Muni Auth Hlth Fac Rev Monroeville Christian Ser A                  8.250          03/01/27      2,901,868
                                                                                                                       -------------
                                                                                                                        268,229,199
                                                                                                                       -------------

         RHODE ISLAND    0.4%
  2,000  Rhode Island St Econ Dev Corp Rev Oblig Providence Place                            7.250          07/01/20      1,940,860
  7,310  Rhode Island St Hlth & Ed Bldg Hosp Fin Lifespan Oblig Grp                          6.500          08/15/32      7,681,056
    680  Rhode Island St Hlth & Ed Hosp Fin Ser A                                            5.875          09/15/23        685,556
  5,490  Rhode Island St Hlth & Ed Hosp Fin Ser A                                            6.000          09/15/33      5,535,732
  1,500  Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg Ser A                                 6.875          05/01/22      1,568,745
                                                                                                                       -------------
                                                                                                                         17,411,949
                                                                                                                       -------------

         SOUTH CAROLINA    1.5%
  1,450  Georgetown Cnty, SC Environmental Intl Paper Ser A (AMT)                            5.300          03/01/28      1,429,686
  2,000  Lexington Cnty, SC Hlth Svcs                                                        5.500          05/01/32      2,042,700
  2,000  Lexington Cnty, SC Hlth Svcs                                                        5.500          05/01/37      2,041,480
  1,450  Loris, SC Cmnty Hosp Dist Hosp Rev Ser B                                            5.625          01/01/29      1,381,633
  1,915  Medical Univ SC Hosp Auth Ser A Rfdg                                                6.250          08/15/22      2,025,304
  1,700  Medical Univ SC Hosp Auth Ser A Rfdg                                                6.375          08/15/27      1,776,823
  7,000  Richland Cnty, SC Environmental Impt Rev Intl Paper (AMT)                           6.100          04/01/23      7,421,610
  5,050  South Carolina Jobs Econ Dev Auth Econ Dev Rev Bon Secours Hlth Sys Inc Ser A       5.625          11/15/30      5,112,721
    618  South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr         6.750          11/15/10        662,471
    500  South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr         7.500          11/15/20        535,990

  1,200  South Carolina Jobs Econ Dev Auth Hlth Fav Rev First Mtg Lutheran Homes Rfdg        5.650          05/01/18      1,108,116
  5,000  South Carolina Jobs Econ Dev Auth Hosp Fac Rev Impt Palmetto Hlth
         Alliance Ser A Rfdg                                                                 6.125          08/01/23      5,215,850
  9,900  South Carolina Jobs Econ Dev Auth Hosp Fac Rev Impt Palmetto Hlth
         Alliance Ser A Rfdg                                                                 6.250          08/01/31     10,335,699
  4,500  South Carolina Jobs Econ Dev Auth Hosp Fac Rev Impt Palmetto Hlth
         Alliance Ser C Rfdg                                                                 6.375          08/01/34      4,736,745
  5,500  South Carolina Jobs Econ Dev First Mtg Lutheran Homes                               6.625          05/01/20      5,270,705
  2,540  South Carolina Jobs Econ Dev First Mtg Lutheran Homes Rfdg                          5.700          05/01/26      2,176,755
  3,000  South Carolina Jobs Econ Dev First Mtg Westley Commons Proj                         7.750          10/01/24      2,747,160
  1,650  South Carolina Jobs Econ Episcopal Home Still Proj Ser A                            6.250          05/15/25      1,676,945
  3,350  South Carolina Jobs Econ Episcopal Home Still Proj Ser A                            6.375          05/15/32      3,367,621
                                                                                                                       -------------
                                                                                                                         61,066,014
                                                                                                                       -------------

         SOUTH DAKOTA    0.5%
  3,750  Minnehaha Cnty, SD Hlth Fac Bethany Lutheran Home Proj Ser A                        7.000          12/01/35      3,666,675
  3,600  Mobridge, SD Hlthcare Fac Rev Mobridge Regl Hosp Proj                               6.500          12/01/22      3,271,212
  1,750  Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Ser A                              6.625          11/15/23      1,772,505
  3,250  Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Ser A                              6.750          11/15/33      3,288,285
  4,480  Sioux Falls, SD Multi-Family Hsg Inn Westport Proj Ser A (Acquired 01/26/04,
         Cost $4,480,000) (a)                                                                7.500          12/01/34      4,514,406
  1,000  South Dakota St Hlth & Ed Fac Auth Rev Huron Regl Med Ctr                           7.250          04/01/20      1,023,260
  2,000  South Dakota St Hlth & Ed Sioux Vly Hosps & Hlth Sys Ser A                          5.250          11/01/34      1,967,140
  1,600  Winner, SD Econ Dev Rev Winner Regl Hlthcare Ctr Rfdg                               6.000          04/01/28      1,337,776
                                                                                                                       -------------
                                                                                                                         20,841,259
                                                                                                                       -------------

         TENNESSEE    1.6%
  1,000  Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B Impt & Rfdg             8.000          07/01/33      1,183,590
  5,000  Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn States
         Hlth Ser A Rfdg                                                                     7.500          07/01/25      5,871,150
  7,000  Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn States
         Hlth Ser A Rfdg                                                                     7.500          07/01/33      8,177,260
  7,000  Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac Rev Baptist Hlth Sys East TN           6.500          04/15/31      6,709,430
  2,700  Knox Cnty, TN Hlth Ed Hosp Fac Impt East TN Hosp Ser B Rfdg                         5.750          07/01/33      2,753,109
  1,500  Metropolitan Govt Nashville & Davidson Blakeford at Green Hills Rfdg                5.650          07/01/16      1,500,045
  4,850  Metropolitan Govt Nashville & Davidson Blakeford at Green Hills Rfdg                5.650          07/01/24      4,518,163
  1,650  Shelby Cnty, TN Hlth & Hsg Germantown Vlg Ser A                                     7.000          12/01/23      1,687,241
  5,000  Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Drivers Ser 254
         (Inverse Fltg) (Acquired 04/24/02, Cost $4,922,800) (a) (e)                        10.760          09/01/21      6,152,100
    375  Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines Ser A            6.250          11/15/16        370,804
  7,000  Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines Ser A            6.375          11/15/25      6,566,980
  6,500  Shelby Cnty, TN Hlth Ed Germantown Vlg Ser A                                        7.250          12/01/34      6,698,315
  4,500  Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hosp Wellmont Hlth Sys Proj             6.250          09/01/32      4,575,780
  1,830  Sweetwater, TN Indl Dev Brd Mtg Rev Wood Presbyterian Home Proj                     7.500          01/01/18      1,748,327
  4,070  Sweetwater, TN Indl Dev Brd Mtg Rev Wood Presbyterian Home Proj                     7.750          01/01/29      3,788,153
  1,025  Tennessee Hsg Dev Agy Ser 2001 3B                                                   5.350          07/01/32      1,055,156
                                                                                                                       -------------
                                                                                                                         63,355,603
                                                                                                                       -------------

         TEXAS    7.0%
  1,805  Abia Dev Corp TX Arpt Fac Rev Aero Austin LP Proj (AMT)                             7.250          01/01/25      1,751,626
    495  Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj Ser A (AMT)            6.250          10/01/08        490,243
  3,775  Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj Ser A (AMT)            6.500          10/01/23      3,382,551
  2,000  Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist
         Retirement Ser A                                                                    6.750          11/15/28      2,051,880
  5,000  Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist
         Retirement Ser A                                                                    7.000          11/15/33      5,353,250
  1,700  Atlanta, TX Hosp Auth Fac Rev                                                       6.750          08/01/29      1,615,612
  1,000  Austin, TX Conv Enterprised Inc First Tier Ser A                                    6.700          01/01/28      1,046,280
  2,000  Austin-Bergstorm Landhost Enteprises Inc TX Arpt Hotel Sr Ser A                     6.750          04/01/27        989,220
  3,910  Bell Cnty, TX Indl Dev Corp Solid Waste Disposal Rev (AMT) (b)                      7.600          12/01/17        782,000
    750  Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj                     6.125          07/01/22        789,885
  1,000  Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj                     6.300          07/01/32      1,043,840
  3,390  Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev Woodland Ridge
         Apt Proj Ser A                                                                      7.000          01/01/39      3,305,759
  5,000  Brazos River Auth TX Pollutn Ctl Rev TXU Energy Co Proj Ser A Rfdg (AMT)            6.750          04/01/38      5,589,550
  9,500  Brazos River Auth TX Pollutn Ctl Rev TXU Energy Co Proj Ser B Rfdg (AMT)            6.300          07/01/32      9,765,240
  2,000  Brazos River Auth TX Pollutn Ctl Rev TXU Energy Co Proj Ser C Rfdg (AMT)            5.750          05/01/36      2,067,000
 10,000  Brazos River Auth TX Pollutn TX Util Co Ser A (AMT)                                 7.700          04/01/33     11,690,600
  1,000  Brazos River Auth TX Rev Reliant Energy Inc Proj Ser A Rfdg                         5.375          04/01/19        990,980
  2,000  Comal Cnty, TX Hlth Fac Dev Hlthcare Sys McKenna Mem Proj Ser A                     6.125          02/01/22      2,063,360
  3,000  Comal Cnty, TX Hlth Fac Dev Hlthcare Sys McKenna Mem Proj Ser A                     6.250          02/01/32      3,063,690
  6,000  Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg                                            7.250          04/01/32      6,214,260
  5,080  Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev Amern Airl Inc (AMT)              7.250          11/01/30      3,221,685
  1,000  Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A (AMT) (FGIC Insd)                     6.000          11/01/28      1,100,250
  3,000  Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A (AMT) (FGIC Insd)                     6.000          11/01/32      3,304,140
  7,000  Dallas-Fort Worth, TX Intl Arpt Impt Jt Ser A (AMT) (FSA Insd)                      5.000          11/01/35      7,003,710
  5,000  Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys Ser A (d)                             7.125          09/01/34      4,973,000
  5,000  Decatur, TX Hosp Auth Wise Regl Hlth Sys Ser A (d)                                  7.000          09/01/25      4,967,400
  5,390  Grand Prairie, TX Hsg Fin Corp                                                      7.750          01/01/34      5,311,198
  2,000  Grapevine, TX Indl Dev Corp Rev Sr Air Cargo (AMT)                                  6.500          01/01/24      2,049,740
  3,000  Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd Med Ctr Proj Ser A          6.375          10/01/21      3,160,680
  5,320  Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd Med Ctr Proj Ser A          6.500          10/01/26      5,542,323

  2,000  Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd Med Ctr Proj Ser A          6.500          10/01/29      2,079,400
  1,050  Gulf Coast Waste Disp Auth Valero Energy Corp Proj (AMT)                            5.700          04/01/32      1,051,313
  5,510  Harris Cnty, TX Hlth Fac Dev Corp Rev Drivers Ser 223 (Inverse Fltg)
         (Acquired 07/31/01, Cost $5,545,474) (a) (e)                                        9.631          02/15/17      6,301,842
  2,000  Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare Ser A                             6.375          06/01/29      2,176,040
  2,000  Harris Cnty, TX Indl Dev Corp Continental Airl Proj Rfdg (AMT)
         (Acquired 01/26/01, Cost $1,649,442) (a)                                            5.375          07/01/19      1,397,220
  4,750  Harris Cnty-Houston, TX Sports Auth Spl Rev Jr Lien Ser B Rfdg (MBIA Insd)          5.250          11/15/40      4,857,350
 10,095  Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc Proj                                    6.875          08/15/26     10,219,169
  4,075  Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser B (AMT)                       6.125          07/15/17      3,135,264
  6,375  Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser C (AMT)                       6.125          07/15/27      4,438,211
  1,275  Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser C (AMT)                       5.700          07/15/29        844,254
  7,000  Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser E (AMT)                       6.750          07/01/21      5,585,160
  4,000  Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser E (AMT)                       7.375          07/01/22      3,389,920
 20,925  Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser E (AMT)                       6.750          07/01/29     16,077,515
  9,000  Houston, TX Arpt Sys Rev Spl Fac Continental Airl Ser E (AMT)                       7.000          07/01/29      7,130,430
  1,000  Houston, TX Arpt Sys Rev Sub Lien Ser C (FGIC Insd)                                 5.000          07/01/28      1,006,270
    500  Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty Ser A                      7.000          02/15/23        518,320
  4,000  Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty Ser A                      7.125          02/15/34      4,129,440
  4,000  Houston, TX Indl Dev Corp Rev Sr Air Cargo (AMT)                                    6.375          01/01/23      4,061,480
 10,000  Houston, TX Util Sys Rev Drivers Ser 506 (Inverse Fltg) (Acquired 08/24/04,
         Cost $11,149,867) (MBIA Insd) (a) (e)                                               9.000          05/15/12     11,061,500
  3,370  Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Ser A (h)                 6.500          07/01/19      2,619,164
  1,500  Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Ser A (h)                 6.500          07/01/29      1,168,095
  2,880  Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys of East TX Rfdg              6.875          02/15/26      2,952,000
  2,000  Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys of East TX Rfdg              5.700          02/15/28      1,918,620
  8,905  Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc Apt Proj                    6.500          12/01/30      8,207,471
  1,000  Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr Ser A              7.625          02/15/28      1,049,810
  4,000  Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Ser A                       6.400          02/15/20      4,006,080
  1,000  Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj                      6.625          01/01/11      1,008,350
  2,500  Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj                      7.250          01/01/31      2,397,350
  2,880  Midlothian, TX Dev Auth Tax                                                         6.700          11/15/23      2,949,955
  2,000  Midlothian, TX Dev Auth Tax                                                         7.875          11/15/26      2,214,200
  1,530  North Central, TX Hlth Fac Dev Corp Rev Hlth Fac C C Young Mem Proj                 6.300          02/15/15      1,534,911
  2,250  North Central, TX Hlth Fac Dev Corp Rev Hlth Fac C C Young Mem Proj                 6.375          02/15/20      2,251,215
  5,000  North TX Hlth Fac Dev Corp Hosp Rev Utd Regl Hlth Care Sys Inc Proj                 5.500          09/01/28      4,939,650
  3,835  Orange, TX Hsg Dev Corp Multi-Family Rev Hsg Vlg at Pine Hallow                     8.000          03/01/28      3,848,883
  3,000  Richardson, TX Hosp Auth Rev & Impt Richardson Regl Rfdg                            6.000          12/01/34      3,077,340
  2,655  Rusk Cnty, TX Hlth Fac Corp Hosp Rev Henderson Mem Hosp Proj Rfdg                   7.750          04/01/13      2,661,000
  2,000  Sabine River Auth TX Pollutn Ctl Rev TX Elec Proj Ser A Rfdg (AMT)                  6.450          06/01/21      2,101,120
    500  San Antonio, TX Hlth Fac Dev Corp Rev Encore Nursing Ctr Part                       8.250          12/01/19        504,300
  2,000  San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev Beverly Oaks Apt Proj Ser A       7.750          02/01/27      1,959,260
  1,865  San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev Marbach Manor Apt
         Proj Ser A (AMT)                                                                    8.125          06/01/27      1,878,335
  1,401  Texas Gen Svc Cmnty Part Int Office Bldg & Land Acquisition Proj                    7.000          08/01/24      1,420,345
    975  Texas St Dept Hsg & Cmnty Affairs Single Family Rev Mtg Ser A (AMT)
         (MBIA Insd)                                                                         5.500          03/01/26      1,006,103
    985  Texas St Dept Hsg & Cmnty Affairs Single Family Rev Mtg Ser A (AMT)
         (MBIA Insd)                                                                         5.550          03/01/34      1,014,255
  1,000  Texas St Student Hsg Corp MSU Proj Midwestern St Univ                               6.500          09/01/22      1,066,230
  4,375  Texas St Student Hsg Corp MSU Proj Midwestern St Univ                               6.500          09/01/34      4,630,106
    560  Texas St Wtr Fin Assistance Ser A (AMT)                                             5.125          08/01/42        563,080
  6,200  Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp                                    6.000          07/01/29      6,147,982
  3,140  Tomball, TX Hosp Auth Rev Rfdg                                                      6.125          07/01/23      3,139,937
  1,000  Tyler, TX Hlth Fac Dev Corp Mother Frances Hosp                                     5.750          07/01/33      1,013,380
  8,255  Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Ser A Rfdg                            6.250          01/01/28      8,144,466
  4,500  Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj                                      7.500          12/01/29      4,596,075
                                                                                                                       -------------
                                                                                                                        282,130,118
                                                                                                                       -------------

         UTAH    0.5%
  3,000  Eagle Mountain, UT Spl Assmt Spl Impt Dist No 2000-1                                8.250          02/01/21      3,116,790
    500  Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b)                                  7.600          09/01/06        100,000
  1,000  Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b)                                  7.800          09/01/15        200,000
 10,600  Mountain Regl Wtr Spl Svc Dist Utah Spl Impt Dist No 2002-1                         7.000          12/01/18     10,611,872
  4,285  South Jordan, UT Spl Assmt Spl Impt Dist No 99 1                                    6.875          11/01/17      4,303,640
  2,470  Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj Ser A                                    6.875          07/01/27      2,396,468
                                                                                                                       -------------
                                                                                                                         20,728,770
                                                                                                                       -------------

         VERMONT    0.5%
  1,155  Vermont Econ Dev Auth Rev Mtg Wake Robin Corp Proj Ser B                            6.750          03/01/24      1,131,738
  3,720  Vermont Econ Dev Auth Rev Mtg Wake Robin Corp Proj Ser B                            6.750          03/01/29      3,624,508
  1,290  Vermont Ed & Hlth Bldg Fin Agy Rev Developmental & Mental Hlth Ser A                6.375          06/15/22      1,343,264
  2,170  Vermont Ed & Hlth Bldg Fin Agy Rev Developmental & Mental Hlth Ser A                6.500          06/15/32      2,231,758
  3,000  Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare Fac Copley Manor Proj (h)               6.250          04/01/29      1,338,570
    475  Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth Ser A                 6.000          12/15/09        523,346
  1,930  Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth Ser A                 6.125          12/15/14      2,067,763

  1,325  Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth Ser A                 6.250          12/15/19      1,393,330
  1,930  Vermont Ed & Hlth Bldg Fin Bennington College Proj                                  6.500          10/01/14      1,993,323
  4,130  Vermont Ed & Hlth Bldg Fin Bennington College Proj                                  6.625          10/01/29      4,173,943
                                                                                                                       -------------
                                                                                                                         19,821,543
                                                                                                                       -------------

         VIRGINIA    2.6%
  2,500  Albemarle Cnty, VA Indl Dev Auto Residential Care Fac Ser A                         6.200          01/01/31      2,549,975
  2,955  Alexandria, VA Indl Dev Auth Rev Saint Coletta Sch Proj                             7.750          10/15/26      2,992,883
    220  Alexandria, VA Indl Dev Auth Rev Saint Coletta Sch Proj                             7.750          10/15/26        221,967
  2,000  Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging Proj Rfdg (AMT)                    6.300          12/01/25      2,036,980
  1,900  Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging Proj Ser A Rfdg (AMT)              6.550          12/01/25      1,970,585
  2,325  Bell Creek Cmnty Dev Auth VA Spl Assmt Ser A                                        6.750          03/01/22      2,345,251
  3,845  Bell Creek Cmnty Dev Auth VA Spl Assmt Ser B                                        7.000          03/01/32      3,891,486
 10,000  Broad Str Cmnty Dev Auth VA                                                         7.500          06/01/33      9,899,400
  1,463  Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj Ser B      6.600          03/01/25      1,470,608
  8,000  Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj Ser B      6.750          03/01/34      8,043,200
  4,000  Chesterfield Cnty, VA Indl Dev Elec & Pwr Ser A                                     5.875          06/01/17      4,400,000
  2,495  Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr Proj                                 6.250          03/01/26      2,547,819
  2,570  Fairfax Cnty, VA Redev & Hsg Auth Multi-Family Hsg Rev                              7.600          10/01/36      2,906,490
     56  Greensville Cnty, VA Indl Dev Auth Rev Indl Dev Wheeling Steel Proj Ser A (AMT)     6.375          10/01/04         55,461
    800  Greensville Cnty, VA Indl Dev Auth Rev Indl Dev Wheeling Steel Proj Ser A (AMT)     7.000          04/01/14        546,656
  2,865  Hampton, VA Redev & Hsg Auth Rev First Mtg Olde Hampton Ser A Rfdg                  6.500          07/01/16      2,624,397
  3,000  Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist Ser A         6.700          06/01/27      3,069,900
  4,000  Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist
         Ser A Rfdg                                                                          6.500          06/01/22      4,090,960
  1,500  Hopewell, VA Indl Dev Auth Res Recovery Rev Stone Container Corp Proj Rfdg          8.250          06/01/16      1,520,385
  5,200  Isle Wight Cnty, VA Indl Dev Auth Environment Impt Rev Ser A (AMT)                  5.700          11/01/27      5,310,084
  1,200  James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg
         Williamsburg Ser A Rfdg                                                             6.000          03/01/23      1,219,548
  3,000  James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg
         Williamsburg Ser A Rfdg                                                             6.125          03/01/32      3,041,610
  1,000  Loudoun Cnty, VA Indl Dev Auth Loudoun Hosp Ctr Ser A                               6.100          06/01/32      1,044,160
  7,000  Peninsula Port Auth VA Residential Care Fac Rev VA Baptist Homes Ser A              7.375          12/01/23      7,502,250
 10,500  Peninsula Port Auth VA Residential Care Fac Rev VA Baptist Homes Ser A              7.375          12/01/32     11,003,370
  5,715  Richmond, VA Redev & Hsg Auth Multi-Family Rev Ser A Rfdg                           7.500          12/15/21      5,555,380
  7,000  Roanoke Cnty, VA Indl Dev Auth Glebe Inc Ser A                                      6.300          07/01/35      7,047,670
  4,000  Virginia Gateway Cmnty Dev Prince William Cnty                                      6.375          03/01/30      4,030,440
    665  Virginia Small Business Fin Indl Dev SIL Clean Wtr Proj (AMT)                       7.250          11/01/09        665,100
  1,700  Virginia Small Business Fin Indl Dev SIL Clean Wtr Proj (AMT)                       7.250          11/01/24      1,674,466
                                                                                                                       -------------
                                                                                                                        105,278,481
                                                                                                                       -------------

         WASHINGTON    0.6%
  2,000  Kennewick, WA Pub Hosp Dist Impt & Rfdg                                             6.300          01/01/25      1,946,220
    600  King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp                              7.000          12/01/11        637,098
    400  King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp                              7.250          12/01/15        412,732
  2,400  Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)                              7.125          04/01/20      2,060,496
 21,000  Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)                              7.250          04/01/30     17,683,470
  2,000  Skagit Cnty, WA Pub Hosp Dist Rfdg                                                  6.000          12/01/18      2,062,180
  1,000  Skagit Cnty, WA Pub Hosp Dist Rfdg                                                  6.000          12/01/23      1,008,710
                                                                                                                       -------------
                                                                                                                         25,810,906
                                                                                                                       -------------

         WEST VIRGINIA    0.0%
  1,250  Randolph Cnty, WV Bldg Commn Rev Crossover Elkins Regl Proj Rfdg                    6.125          07/01/23      1,103,113
                                                                                                                       -------------

         WISCONSIN    2.6%
  4,180  Baldwin, WI Hosp Rev Mtg Ser A                                                      6.375          12/01/28      4,182,508
  3,750  Hudson, WI Fac Hlthcare Rev Christian Cmnty Home Inc Proj                           6.500          04/01/33      3,679,125
  2,725  Milwaukee, WI Rev Sub Air Cargo (AMT)                                               7.500          01/01/25      2,727,071
  4,250  Wisconsin St Drivers Ser 490 (Inverse Fltg) (Acquired 08/04/04,
         Cost $4,802,443) (MBIA Insd) (a) (e)                                                8.869          05/01/12      5,043,135
  6,000  Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare                                 6.400          04/15/33      6,306,240
  6,725  Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc Ser A                       5.600          02/15/29      6,658,557
  4,750  Wisconsin St Hlth & Ed Fac Auth Rev Clement Manor Rfdg                              5.750          08/15/24      4,179,383
  3,750  Wisconsin St Hlth & Ed Fac Auth Rev Froedert & Cmnty Hlth Oblig                     5.375          10/01/30      3,808,763
    240  Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem Hosp Assn (ACA Insd)                   7.200          11/01/05        246,715
  2,000  Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem Hosp Assn (ACA Insd)                   7.875          11/01/22      2,150,920
  3,000  Wisconsin St Hlth & Ed Fac Auth Rev Hlthcare Dev Inc Proj                           6.250          11/15/20      3,226,890
  2,485  Wisconsin St Hlth & Ed Fac Auth Rev Middleton Glen Inc Proj                         5.750          10/01/28      2,250,888
  5,000  Wisconsin St Hlth & Ed Fac Auth Rev Milwaukee Catholic Home Inc Proj                7.500          07/01/26      5,032,500
  7,140  Wisconsin St Hlth & Ed Fac Auth Rev Natl Regency of New Berlin Proj                 8.000          08/15/25      7,369,765
  2,750  Wisconsin St Hlth & Ed Fac Auth Rev New Castle Pl Proj Ser A                        7.000          12/01/31      2,792,020
  2,000  Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj Ser A                          7.000          08/15/19      2,047,700
  1,250  Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj Ser A                          7.625          08/15/30      1,296,925
  1,115  Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj                5.750          10/01/18      1,076,365
    360  Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj                5.900          10/01/28        332,593
  1,200  Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj                         6.500          07/01/23      1,208,028

  1,000  Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj                          6.625      07/01/28         1,006,050
  2,800  Wisconsin St Hlth & Ed Fac Auth Rev Wheaton Franciscan Svcs Ser A                    5.125      08/15/33         2,758,364
    250  Wisconsin St Hlth & Ed Fac Blood Ctr Southeastern Proj                               5.500      06/01/24           253,273
    750  Wisconsin St Hlth & Ed Fac Blood Ctr Southeastern Proj                               5.750      06/01/34           761,333
  1,250  Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj                                   7.125      01/15/22         1,278,025
  2,355  Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj                                   7.250      01/15/33         2,383,566
  2,380  Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare Ser C                              7.500      05/01/32         2,486,600
  3,500  Wisconsin St Hlth & Ed Fac drivers Ser 399 (Inverse Fltg) (Acquired 03/02/04,
         Cost $4,106,537) (MBIA Insd) (a) (e)                                                11.986      02/15/11         3,808,035
  3,000  Wisconsin St Hlth & Ed Fac FH Hlthcare Dev Inc Proj                                  6.250      11/15/28         3,169,770
  2,250  Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr A                                      6.250      04/01/34         2,193,053
  4,500  Wisconsin St Hlth & Ed Fac St John's Home & Sunrise Care                             5.625      12/15/22         4,320,945
  4,000  Wisconsin St Hlth & Ed Fac Synergy Hlth Inc                                          6.000      11/15/23         4,132,120
  5,800  Wisconsin St Hlth & Ed Fac Synergy Hlth Inc                                          6.000      11/15/32         5,942,390
  2,750  Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for the Aging                            5.700      03/01/28         2,464,358
                                                                                                                     ---------------
                                                                                                                        102,573,973
                                                                                                                     ---------------

         WYOMING    0.1%
  2,100  Teton Cnty, WY Hosp Dist Hosp Rst Johns Med Ctr                                      6.750      12/01/22         2,148,531
                                                                                                                     ---------------

         PUERTO RICO    0.3%
  2,500  Puerto Rico Comwlth Driver Ser 491 (Inverse Fltg) (Acquired 08/04/04,
         Cost $3,186,672) (FGIC Insd) (a) (e)                                                 8.869      07/01/12         3,325,675
  5,000  Puerto Rico Elec Pwr Auth Drivers Ser 500 (Inverse Fltg) (Acquired 08/24/04,
         Cost $5,513,950) (FGIC Insd) (a) (e)                                                 9.000      07/01/12         5,620,300
  5,000  Puerto Rico Indl Tourist Ed & Tran Mem Mennonite Gen Hosp Proj Ser A                 6.500      07/01/26         4,639,250
                                                                                                                     ---------------
                                                                                                                         13,585,225
                                                                                                                     ---------------

TOTAL LONG-TERM INVESTMENTS    98.7%
   (Cost $3,941,531,668)                                                                                              3,965,096,581

SHORT-TERM INVESTMENT    0.0%
   (Cost $900,000)                                                                                                          900,000
                                                                                                                     ---------------

TOTAL INVESTMENTS    98.7%
   (Cost $3,942,431,668)                                                                                              3,965,996,581

OTHER ASSETS IN EXCESS OF LIABILITIES    1.3%                                                                            51,571,855
                                                                                                                     ---------------

NET ASSETS    100.0%                                                                                                 $4,017,568,436
                                                                                                                     ===============

              Percentages are calculated as a percentage of net assets.

*             Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 8.1% of net assets.

(b)           Non-income producing security.

(c) This borrower has filed for protection in federal bankruptcy court.

(d)           Security purchased on a when-issued or delayed delivery basis.

(e) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.


(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(g)           Payment-in-kind security.

(h)           Interest is accruing at less than the stated coupon.



ACA           - American Capital Access
AMBAC         - AMBAC Indemnity Corp.
AMT           - Alternative Minimum Tax
Asset Gty     - Asset Guaranty Insurance Co.
CA MTG        - California Mortgage Insurance
FGIC          - Financial Guaranty Insurance Co.
FHA           - Federal Housing Administration
FSA           - Financial Security Assurance Inc.
GNMA          - Government National Mortgage Association
LOC           - Letter of Credit
MBIA          - Municipal Bond Investors Assurance Corp.
XLCA          - XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax-Exempt Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   -----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2004

By: /s/ James M. Dykas
   -------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: October 20, 2004